UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES Investment Company Act file number: 811-23221

FS Credit Income Fund (Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)		19112 (Zip code)

Michael C. Forman FS Credit Income Fund 201 Rouse Boulevard Philadelphia, Pennsylvania 19112 (Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150 Date of fiscal year end: October 31 Date of reporting period: October 31, 2020

Item 1.Reports to Stockholders.

The annual report (the “Annual Report”) of FS Credit Income Fund (the “Fund”) for the fiscal year ended October 31, 2020 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

FS Credit Income Fund

Annual report

2020

Electronic Reports Disclosure — Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of FS Credit Income Fund’s (the “Fund”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly may elect to receive shareholder reports and other communications from the Fund electronically by calling 877-628-8575 or emailing
service@fsinvestments.com to make such arrangements. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. Shareholders who hold accounts directly may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 877-628-8575 or emailing service@fsinvestments.com. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the fund complex if you hold accounts directly or to all funds held in your account if you invest through your financial intermediary.

FS Credit Income Fund

Portfolio Review

The following tables summarize the portfolio composition, industry classification and top 10 holdings of our investment portfolio as of October 31, 2020 (unaudited):

Portfolio composition (by fair value)
Senior Secured Loans—First Lien	13%
Senior Secured Loans—Second Lien	1%
Senior Secured Bonds	21%
Unsecured Bonds	40%
CLO/Structured Credit	20%
Emerging Markets Debt	2%
Equity/Other	3%
100%

Top 10 Holdings (by fair value)
L Brands, Inc.	2%
Frontier North, Inc.	2%
Ford Motor Credit Co. LLC	2%
Bausch Health Companies, Inc.	1%
Puerto Rico Electric Power Authority	1%
Apergy Corp.	1%
CSC Holdings LLC	1%
Altice France SA	1%
California Resources Corp.	1%
Lightstone Holdco, LLC	1%

Industry classification (by fair value)
USD CLO	11%
Oil & Gas	9%
EUR CLO	8%
Telecommunications	7%
Retail	5%
Media Entertainment	5%
Pharmaceuticals	4%
Electric	3%
Real Estate Investment Trusts	3%
Healthcare-Services	3%
Entertainment	3%
Diversified Financial Services	3%
Auto Manufacturers	3%
Pipelines	3%
Internet	3%
Municipal	2%
Chemicals	2%
Commercial Banks	2%
Commercial Services	2%
Food	2%
Software	2%
Lodging	2%
Leisure Time	2%
Other	11%
100%

FS Credit Income Fund

Officers and Board of Trustees

Officers

MICHAEL C. FORMAN
Chairman, Chief Executive Officer & President

EDWARD T. GALLIVAN, JR.
Chief Financial Officer & Treasurer

STEPHEN S. SYPHERD
General Counsel & Secretary

JAMES F. VOLK
Chief Compliance Officer

Board of Trustees

MICHAEL C. FORMAN
Chairman, Chief Executive Officer & President

STEVEN T. SHAPIRO
Trustee
Partner and Executive Committee Member,
GoldenTree Asset Management

HOLLY E. FLANAGAN
Trustee
Managing Director, Gabriel Investments

BRIAN R. FORD
Trustee
Retired Partner, Ernst & Young LLP

DANIEL J. HILFERTY, III
Trustee
Chief Executive Officer, Independence Health Group

i

FS Credit Income Fund

Annual Report for the Year Ended October 31, 2020

1

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of FS Credit Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of FS Credit Income Fund (the “Fund”), including the schedule of investments, as of October 31, 2020, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2020, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodians and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as auditor of one or more FS Investments investment companies since 2013.

Philadelphia, Pennsylvania

December 23, 2020

See notes to financial statements.
2

FS Credit Income Fund

Schedule of Investments

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—16.0%
ACProducts, Inc., L+650, 1.0% Floor, 8/18/25	(d)	Building Materials	$535	$496	$542
Advisor Group, Inc., L+500, 7/31/26	(d)	Diversified Financial Services	91	88	88
AHP Health Partners, Inc., L+450, 1.0% Floor, 6/30/25	(d)	Healthcare-Services	1,175	1,142	1,172
Algoma Steel, Inc., L+850, 1.5% Floor, 12/1/25	(d)	Iron/Steel	604	600	510
Apergy Corp., L+500, 1.0% Floor, 6/3/27	(d)	Oil & Gas	4,301	4,064	4,293
California Resources Corp., L+450, 1.0% Floor, 1/15/21	(d) (e)	Oil & Gas	1,205	1,154	1,178
Canada Goose Inc., L+425, 0.8% Floor, 10/1/27	(d)	Apparel	915	906	910
Carnival Corp., L+750, 1.0% Floor, 6/30/25	(d)	Leisure	69	69	69
Comet Bidco Limited, L+525, 1.0% Floor, 9/30/24	(d)	Commercial Services	563	540	446
CONSOL Energy, Inc., L+450, 1.0% Floor, 9/27/24	(d)	Coal	174	177	136
Cornerstone OnDemand, Inc., L+425, 4/22/27	(d)	Software	722	700	716
DentalCorp Perfect Smile ULC, L+375, 1.0% Floor, 6/6/25	(d)	Healthcare-Services	437	414	422
Dex Media, Inc., L+900, 1.0% Floor, 12/29/23	(d)	Software	2,236	2,155	2,113
Digicel International Finance Limited, L+325, 5/28/24	(d)	Telecommunications	711	593	624
DynCorp International, Inc., L+600, 1.0% Floor, 8/18/25	(d)	Commercial Services	1,005	986	999
East Valley Tourist Development Authority, L+845, 6/18/21	(d) (g)	Entertainment		2,500	2,500
East Valley Tourist Development Authority, L+845, 6/18/21	(d) (f) (g)	Entertainment		2,500	2,500
East Valley Tourist Development Authority, L+800, 1.0% Floor, 3/7/22	(d)	Entertainment	1,070	1,070	995
Endo Luxembourg Finance Co. I S.a r.l., L+425, 0.8% Floor, 4/29/24	(d)	Pharmaceuticals	907	838	864
Gateway Casinos & Entertainment Limited, L+350, 1.0% Floor, 12/1/23	(d)	Entertainment	619	536	560
Green Energy Partners/Stonewall LLC, L+550, 1.0% Floor, 11/12/21	(d)	Electric	1,806	1,535	1,641
Holland & Barrett International, E+425, 9/2/24	(d)	Retail	€400	459	374
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/22	(d)	Oil & Gas	$65	60	61
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/22	(d)	Oil & Gas	160	146	149
Hummel Station, LLC, L+375, 4/27/22	(d)	Oil & Gas	821	743	751
Hummel Station, LLC, L+375, 4/27/22	(d) (f)	Oil & Gas	66	67	62
Hummel Station, LLC, L+375, 4/27/22	(d)	Oil & Gas	47	43	44
Hummel Station, LLC, L+375, 4/27/22	(d) (f)	Oil & Gas	36	35	34
Illuminate Buyer, LLC, L+400, 6/30/27	(d)	Chemicals	440	429	434
Jo-Ann Stores, Inc., L+500, 1.0% Floor, 10/20/23	(d)	Retail	1,836	1,462	1,641
Kirk Beauty One GmbH, E+325, 8/12/22	(d)	Retail	€485	484	476
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d)	Electric	$4,208	3,525	3,725
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d)	Electric	237	199	210
LogMeIn, Inc., L+475, 8/31/27	(d)	Telecommunications	335	327	325
Milano Acquisition Corp., L+400, 0.8% Floor, 10/1/27	(d)	Pharmaceuticals	510	505	503
Mileage Plus Holdings LLC, L+525, 1.0% Floor, 6/21/27	(d)	Airlines	260	255	265

See notes to financial statements.
3

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Montreign Resort Casino, L+275, 3/22/21	(d)	Lodging	$625	$605	$601
NCL Corp. Ltd., L+175, 1/2/24	(d) (e)	Leisure	515	433	414
NCL Corp. Ltd., L+250, 1/2/24	(d) (e) (g)	Leisure	24	20	20
NCL Corp. Ltd., L+175, 1/2/24	(d) (e) (g)	Leisure	331	278	278
Northwest Fiber, LLC, L+550, 4/30/27	(d)	Internet	2,738	2,640	2,736
Patterson Medical Holdings, Inc., L+475, 1.0% Floor, 8/29/22	(d)	Pharmaceuticals	612	600	585
Playtika Holding Corp., L+600, 1.0% Floor, 12/10/24	(d)	Entertainment	861	847	864
Quorum Health Corp., L+825, 1.0% Floor, 4/29/25	(d)	Healthcare-Services	1,064	1,054	989
Rent-A-Center, Inc., L+450, 8/5/26	(d)	Commercial Services	886	877	882
Seadrill Partners Finco LLC, L+1000, 2/21/21	(d)	Oil & Gas	74	74	76
Seadrill Partners Finco LLC, L+600, 1.0% Floor, 2/21/21	(d)	Oil & Gas	1,545	1,351	176
Syncsort, Inc., L+625, 8/16/24	(d)	Software	647	632	635
Syncsort, Inc., L+600, 1.0% Floor, 8/16/24	(d)	Software	546	538	539
TopGolf International, Inc., L+625, 0.8% Floor, 2/8/26	(d)	Leisure Time	1,151	1,140	1,152
UTEX Industries Inc., L+900, 2/8/21	(d) (e) (h) (k)	Miscellaneous Manufacturer	79	73	79
UTEX Industries Inc., L+900, 0.5% Floor, 2/8/21	(d)	Miscellaneous Manufacturer	107	101	108
UTEX Industries Inc., P+500, 5/22/21	(d) (h) (k)	Miscellaneous Manufacturer	837	674	258
Verscend Holding Corp., L+450, 8/27/25	(d)	Commercial Services	685	644	674
Total Senior Secured Loans—First Lien				44,383	43,398
Unfunded Loan Commitments				(2,602)	(2,602)
Net Senior Secured Loans—First Lien				41,781	40,796
Senior Secured Loans—Second Lien—0.8%
California Resources Corp., L+900, 10/27/25	(d) (g)	Oil & Gas	701	694	694
DG Investment Intermediate Holdings 2, Inc., L+675, 0.8% Floor, 2/2/26	(d)	Engineering & Construction	290	288	266
LSF11 Skyscraper Holdco S.a r.l., E+700, 9/29/28	(d)	Chemicals	€395	439	465
NeuStar, Inc., L+800, 1.0% Floor, 8/8/25	(d)	Computers	$334	314	287
Onex TSG Holdings II Corp., L+850, 1.0% Floor, 7/31/23	(d)	Healthcare-Services	320	320	272
UTEX Industries Inc., L+725, 5/20/22	(d) (h) (k)	Miscellaneous Manufacturer	898	736	22
Total Senior Secured Loans—Second Lien				2,791	2,006
Senior Secured Bonds—25.4%
Abercrombie & Fitch Management Co., 8.8%, 7/15/25	(i) (j)	Retail	684	734	732
Academy Ltd., 6.0%, 11/15/27	(e) (i)	Retail	731	731	732
Adevinta ASA, 3.0%, 11/15/27	(e) (i)	Internet	€385	455	453
Adevinta ASA, 2.6%, 11/15/25	(e) (i)	Internet	401	474	467
Advantage Sales & Marketing, Inc., 6.5%, 11/15/28	(i) (j)	Advertising	$1,607	1,603	1,577
AG Issuer LLC, 6.3%, 3/1/28	(i) (j)	Diversified Financial Services	801	812	783
Altice Financing SA, 3.0%, 1/15/28	(j)	Media Entertainment	€684	773	727
Altice France SA, 4.1%, 1/15/29	(j)	Telecommunications	584	675	667
Altice France SA, 5.1%, 1/15/29	(i) (j)	Telecommunications	$664	664	664
Altice France SA, 8.1%, 2/1/27	(i) (j)	Telecommunications	213	236	232
Altice France SA, 5.5%, 1/15/28	(i)	Telecommunications	513	513	520
Altice France SA, 3.4%, 1/15/28	(j)	Telecommunications	€769	789	848
BCD Acquisition, Inc., 9.6%, 9/15/23	(i) (j)	Auto Manufacturers	$1,703	1,738	1,709

See notes to financial statements.
4

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Burlington Coat Factory Warehouse Corp., 6.3%, 4/15/25	(i) (j)	Retail	$781	$803	$820
Calpine Corp., 5.3%, 6/1/26	(i) (j)	Electric	262	268	269
Carnival Corp., 10.5%, 2/1/26	(i) (j)	Leisure Time	1,045	1,068	1,138
CHS/Community Health Systems, Inc., 8.0%, 12/15/27	(i)	Healthcare-Services	184	182	182
CHS/Community Health Systems, Inc., 8.0%, 3/15/26	(i)	Healthcare-Services	534	539	537
Colt Merger Sub, Inc., 6.3%, 7/1/25	(i) (j)	Entertainment	627	627	645
CSI Compressco LP/CSI Compressco Finance, Inc., 7.5%, 4/1/25	(i) (j)	Oil & Gas Services	701	703	618
Cushman & Wakefield US Borrower LLC, 6.8%, 5/15/28	(i) (j)	Real Estate	455	475	485
Dell International LLC/EMC Corp., 8.1%, 7/15/36	(i) (j)	Computers	876	1,150	1,181
Dell International LLC/EMC Corp., 4.9%, 10/1/26	(i) (j)	Computers	246	261	280
Digicel Group 0.5 Ltd., 10.0%, 4/1/24 (8.0% Cash + 2.0% PIK)	(j)	Telecommunications	4,679	3,616	3,568
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.8%, 5/25/24	(i)	Telecommunications	2,367	2,328	2,373
Eagle Bulk Shipco LLC, 8.3%, 11/28/22		Transportation	934	940	880
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.5%, 7/31/27	(i)	Pharmaceuticals	512	507	550
Frontier Communications Corp., 8.5%, 4/1/26	(h) (i) (j) (k)	Telecommunications	1,604	1,503	1,616
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(i) (j)	Entertainment	1,385	1,224	1,162
Hudbay Minerals, Inc., 7.6%, 1/15/25	(i) (j)	Mining	959	968	997
Jerrold Finco Plc, 4.9%, 1/15/26	(j)	Diversified Financial Services	£851	1,080	1,019
JW Aluminum Continuous Cast Co., 10.3%, 6/1/26	(i) (j)	Mining	$783	800	825
KME AG, 6.8%, 2/1/23		Mining	€100	108	80
L Brands, Inc., 6.9%, 11/1/35	(j)	Retail	$2,565	2,475	2,608
L Brands, Inc., 6.8%, 7/1/36	(j)	Retail	1,237	1,187	1,252
L Brands, Inc., 6.9%, 7/1/25	(i) (j)	Retail	1,082	1,082	1,162
Leviathan Bond Ltd., 6.5%, 6/30/27	(i) (j)	Oil & Gas	687	720	710
Leviathan Bond Ltd., 6.8%, 6/30/30	(i) (j)	Oil & Gas	215	224	221
Live Nation Entertainment, Inc., 6.5%, 5/15/27	(i) (j)	Entertainment	2,358	2,437	2,526
Metropolitan Transportation Auth., 4.0%, 11/15/26	(e)	Municipal	50	51	51
Metropolitan Transportation Auth., 5.0%, 11/15/27	(e)	Municipal	50	54	54
Metropolitan Transportation Auth., 5.0%, 11/15/28	(e)	Municipal	50	54	55
Metropolitan Transportation Auth., 5.0%, 11/15/29	(e)	Municipal	55	60	60
Metropolitan Transportation Auth., 5.0%, 11/15/30	(e)	Municipal	40	44	44
Metropolitan Transportation Auth., 5.0%, 11/15/32	(e)	Municipal	30	33	33
Metropolitan Transportation Auth., 5.0%, 11/15/33	(e)	Municipal	30	33	33
Metropolitan Transportation Auth., 4.0%, 11/15/45	(e)	Municipal	200	199	201
Metropolitan Transportation Auth., 4.0%, 11/15/47	(j)	Municipal	425	398	427
Metropolitan Transportation Auth., 4.0%, 11/15/48	(j)	Municipal	55	52	55
Metropolitan Transportation Auth., 5.0%, 11/15/43	(j)	Municipal	15	16	16
Metropolitan Transportation Auth., 4.0%, 11/15/52	(j)	Municipal	20	19	20
Metropolitan Transportation Auth., 5.0%, 11/15/49	(j)	Municipal	35	37	38
Metropolitan Transportation Auth., 5.0%, 11/15/48	(j)	Municipal	50	53	54

See notes to financial statements.
5

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.5%, 6/20/27	(i) (j)	Airlines	$547	$540	$571
Navistar International Corp., 9.5%, 5/1/25	(i)	Auto Manufacturers	519	519	576
NMI Holdings, Inc., 7.4%, 6/1/25	(i) (j)	Insurance	498	540	544
Northern Oil and Gas, Inc., 8.5%, 5/15/23 (8.5% Cash + 1.0% PIK)		Oil & Gas	25	26	20
Pacific Drilling SA, 8.4%, 10/1/23	(h) (i) (j) (k)	Oil & Gas	807	688	102
Par Pharmaceutical, Inc., 7.5%, 4/1/27	(i) (j)	Pharmaceuticals	1,727	1,816	1,833
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.9%, 10/1/28	(i)	Real Estate Investment Trusts	842	842	827
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.5%, 6/1/25	(i)	Real Estate Investment Trusts	1,129	1,133	1,188
PM General Purchaser LLC, 9.5%, 10/1/28	(i)	Auto Manufacturers	337	337	353
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/28	(i) (j)	Commercial Services	903	922	914
Punch Taverns Finance, 5.3%, 3/30/24	(j)	Retail	£201	272	255
QVC, Inc., 4.4%, 9/1/28	(j)	Retail	$677	677	679
QVC, Inc., 4.4%, 3/15/23	(j)	Retail	347	318	360
QVC, Inc., 4.5%, 2/15/25	(j)	Retail	365	332	374
QVC, Inc., 4.8%, 2/15/27	(j)	Retail	176	155	180
Refinitiv US Holdings, Inc., 6.3%, 5/15/26	(i) (j)	Commercial Services	1,082	1,165	1,158
Royal Caribbean Cruises Ltd., 10.9%, 6/1/23	(i) (j)	Leisure Time	166	168	181
Royal Caribbean Cruises Ltd., 11.5%, 6/1/25	(i) (j)	Leisure Time	794	788	910
SLM Corp., 4.2%, 10/29/25	(j)	Diversified Financial Services	739	739	750
SM Energy Co., 10.0%, 1/15/25	(i) (j)	Oil & Gas	261	258	249
SM Energy Co., 10.0%, 1/15/25	(j)	Oil & Gas	183	180	175
Solocal Group, 6.5%, 3/15/25 (3 mo. EURIBOR + 7.0%)	(l)	Internet	€109	116	108
Solocal Group, 8.0%, 3/15/25 (3 mo. EURIBOR + 7.0%)	(l)	Internet	485	470	486
Summer (BC) Holdco B S.a r.l., 5.8%, 10/31/26		Advertising	280	308	323
Talen Energy Supply LLC, 6.6%, 1/15/28	(i) (j)	Electric	$1,649	1,637	1,580
Talen Energy Supply LLC, 7.6%, 6/1/28	(i)	Electric	310	310	304
Teekay Corp., 9.3%, 11/15/22	(i) (j)	Transportation	1,005	1,005	968
Tenet Healthcare Corp., 5.1%, 11/1/27	(i) (j)	Healthcare-Services	1,906	1,980	1,967
Teva Pharmaceutical Finance Netherlands III B.V., 6.0%, 4/15/24	(j)	Pharmaceuticals	508	510	512
Unique Pub Finance Co. Plc, 6.5%, 3/30/32	(j)	Real Estate	£700	871	910
Unique Pub Finance Co. Plc, 7.4%, 3/28/24	(j)	Real Estate	334	447	447
Unique Pub Finance Co. Plc, 5.7%, 6/30/27	(j)	Real Estate	302	421	407
Urban One, Inc., 7.4%, 4/15/22	(i)	Media Entertainment	$588	577	549
Vantage Drilling Intl, 9.3%, 11/15/23	(i) (j)	Oil & Gas	2,580	2,542	1,390
Viking Cruises Ltd., 13.0%, 5/15/25	(i) (j)	Leisure Time	1,073	1,046	1,217
Wyndham Destinations, Inc., 6.6%, 7/31/26	(i) (j)	Lodging	331	331	353
Wyndham Destinations, Inc., 4.6%, 3/1/30	(i) (j)	Lodging	704	709	675
XHR LP, 6.4%, 8/15/25	(i) (j)	Real Estate Investment Trusts	1,117	1,118	1,109
Yell Bondco Plc, 8.5%, 5/2/23	(j)	Internet	£255	301	124
Total Senior Secured Bonds				65,689	64,584

See notes to financial statements.
6

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Unsecured Bonds—49.7%
Accor SA, 4.4%, 1/30/24 (fixed, converts to FRN on 1/30/24)	(j) (m)	Lodging	€700	$721	$745
AG Merger Sub II, Inc., 10.8%, 8/1/27	(i) (j)	Diversified Financial Services	$563	566	566
AHP Health Partners, Inc., 9.8%, 7/15/26	(i) (j)	Healthcare-Services	1,087	1,011	1,156
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.6%, 1/15/27	(i) (j)	Food	1,023	1,010	1,062
Alliance Data Systems Corp., 7.0%, 1/15/26	(i) (j)	Diversified Financial Services	329	329	330
Altice France Holding SA, 4.0%, 2/15/28	(j)	Telecommunications	€441	476	463
ArcelorMittal SA, 7.3%, 10/15/39	(j)	Iron/Steel	$255	298	312
Aruba Investments, Inc., 8.8%, 2/15/23	(i) (j)	Chemicals	1,389	1,412	1,401
Ball Corp., 4.0%, 11/15/23	(j)	Packaging & Containers	209	220	221
Bausch Health Companies, Inc., 7.0%, 1/15/28	(i) (j)	Pharmaceuticals	118	124	125
Bausch Health Companies, Inc., 7.3%, 5/30/29	(i) (j)	Pharmaceuticals	578	639	623
Bausch Health Companies, Inc., 5.0%, 1/30/28	(i) (j)	Pharmaceuticals	627	632	621
Bausch Health Companies, Inc., 5.3%, 1/30/30	(i) (j)	Pharmaceuticals	700	702	689
Bausch Health Companies, Inc., 6.3%, 2/15/29	(i) (j)	Pharmaceuticals	2,532	2,566	2,613
Buckeye Partners LP, 4.4%, 10/15/24	(j)	Pipelines	137	121	133
Buckeye Partners LP, 4.0%, 12/1/26	(j)	Pipelines	666	605	619
Buckeye Partners LP, 4.1%, 3/1/25	(i) (j)	Pipelines	143	131	136
Buckeye Partners LP, 4.5%, 3/1/28	(i) (j)	Pipelines	55	50	52
Camaieu New, 8.0%, 7/15/22	(h) (k)	Apparel	€50	56	1
CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26	(i) (j)	Media Entertainment	$674	703	702
CCO Holdings LLC/CCO Holdings Capital Corp., 5.4%, 6/1/29	(i) (j)	Media Entertainment	1,912	2,032	2,072
Centene Corp., 4.6%, 12/15/29	(j)	Healthcare-Services	154	165	168
Centene Corp., 4.3%, 12/15/27	(j)	Healthcare-Services	514	550	542
Central Garden & Pet Co., 5.1%, 2/1/28	(j)	Household Products/Wares	568	561	603
Colony Capital, Inc., 5.0%, 4/15/23	(j)	Real Estate Investment Trusts	3,110	3,025	3,061
Colt Merger Sub, Inc., 8.1%, 7/1/27	(i) (j)	Entertainment	479	479	501
Comstock Resources, Inc., 9.8%, 8/15/26	(j)	Oil & Gas	806	820	850
Comstock Resources, Inc., 7.5%, 5/15/25	(i) (j)	Oil & Gas	102	99	102
Cornerstone Building Brands, Inc., 6.1%, 1/15/29	(i) (j)	Building Materials	538	538	551
CSC Holdings LLC, 4.6%, 12/1/30	(i) (j)	Media Entertainment	499	504	500
CSC Holdings LLC, 6.5%, 2/1/29	(i) (j)	Media Entertainment	2,911	3,174	3,235
CSC Holdings LLC, 5.5%, 5/15/26	(i) (j)	Media Entertainment	514	534	535
DISH Network Corp., 2.4%, 3/15/24	(j)	Media Entertainment	821	745	741
EIG Investors Corp., 10.9%, 2/1/24	(j)	Internet	824	845	858
Endeavor Energy Resources LP / EER Finance, Inc., 5.5%, 1/30/26	(i) (j)	Oil & Gas	1,198	1,175	1,206
ESH Hospitality, Inc., 4.6%, 10/1/27	(i) (j)	Real Estate Investment Trusts	1,552	1,514	1,523
First Quantum Minerals Ltd., 6.5%, 3/1/24	(i) (j)	Mining	404	346	402
Ford Motor Co., 4.3%, 12/8/26	(j)	Auto Manufacturers	985	1,004	994
Ford Motor Co., 6.6%, 10/1/28		Auto Manufacturers	235	264	264
Ford Motor Credit Co. LLC, 4.3%, 1/9/27	(j)	Auto Manufacturers	205	185	205
Ford Motor Credit Co. LLC, 4.1%, 8/4/25	(j)	Auto Manufacturers	231	202	230
Ford Motor Credit Co. LLC, 4.4%, 1/8/26	(j)	Auto Manufacturers	511	459	516

See notes to financial statements.
7

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Ford Motor Credit Co. LLC, 5.1%, 5/3/29	(j)	Auto Manufacturers	$1,841	$1,868	$1,915
Ford Motor Credit Co. LLC, 4.5%, 8/1/26	(j)	Auto Manufacturers	1,848	1,699	1,883
Freeport-McMoRan, Inc., 4.1%, 3/1/28	(j)	Mining	264	262	270
Freeport-McMoRan, Inc., 4.3%, 3/1/30	(j)	Mining	231	229	243
Freeport-McMoRan, Inc., 4.4%, 8/1/28		Mining	169	169	177
Freeport-McMoRan, Inc., 4.6%, 8/1/30		Mining	169	169	181
Frontier Communications Corp., 7.6%, 4/15/24	(h) (j) (k)	Telecommunications	411	243	165
Frontier Communications Corp., 6.9%, 1/15/25	(h) (j) (k)	Telecommunications	719	424	282
Frontier Communications Corp., 10.5%, 9/15/22	(h) (j) (k)	Telecommunications	1,549	912	641
Frontier Communications Corp., 11.0%, 9/15/25	(h) (j) (k)	Telecommunications	949	496	397
Frontier Florida LLC, 6.9%, 2/1/28	(j)	Telecommunications	1,971	1,831	1,929
Frontier North, Inc., 6.7%, 2/15/28	(j)	Telecommunications	5,019	4,760	4,911
Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/25	(j)	Pipelines	30	20	25
Genesis Energy LP / Genesis Energy Finance Corp., 6.3%, 5/15/26	(j)	Pipelines	885	764	710
Genesis Energy LP / Genesis Energy Finance Corp., 7.8%, 2/1/28	(j)	Pipelines	2,039	1,979	1,694
Granite Merger Sub 2, Inc., 11.0%, 7/15/27	(i) (j)	Software	670	703	729
HCA, Inc., 5.9%, 2/1/29	(j)	Healthcare-Services	455	491	536
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(i) (j)	Pharmaceuticals	1,642	1,661	1,743
Hexion, Inc., 7.9%, 7/15/27	(i) (j)	Chemicals	374	360	389
Hilton Domestic Operating Co., Inc., 5.4%, 5/1/25	(i) (j)	Lodging	326	326	337
Hilton Domestic Operating Co., Inc., 5.8%, 5/1/28	(i) (j)	Lodging	1,306	1,353	1,371
HLF Financing Sarl LLC/Herbalife International, Inc., 7.3%, 8/15/26	(i) (j)	Pharmaceuticals	817	831	842
Holly Energy Partners LP / Holly Energy Finance Corp., 5.0%, 2/1/28	(i) (j)	Pipelines	534	527	500
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.0%, 7/1/28	(i) (j)	Chemicals	782	782	838
Intesa Sanpaolo SpA, 7.7%, 9/17/25 (fixed, converts to FRN on 9/17/25)	(i) (j) (m)	Commercial Banks	444	461	469
JPMorgan Chase & Co., 5.0%, 8/1/24 (fixed, converts to FRN on 8/01/24)	(j) (m)	Commercial Banks	1,395	1,277	1,396
JPMorgan Chase & Co., 4.6%, 2/1/25 (fixed, converts to FRN on 2/01/25)	(j) (m)	Commercial Banks	399	348	394
Kraft Heinz Foods Co., 3.9%, 5/15/27	(i) (j)	Food	454	454	481
Kraft Heinz Foods Co., 4.3%, 3/1/31	(i) (j)	Food	327	332	355
Kraft Heinz Foods Co., 5.0%, 6/4/42	(j)	Food	1,022	998	1,121
L Brands, Inc., 6.6%, 10/1/30	(i) (j)	Retail	172	172	181
L Brands, Inc., 6.7%, 1/15/27	(j)	Retail	74	66	74
LD Holdings Group LLC, 6.5%, 11/1/25	(i) (j)	Diversified Financial Services	881	881	896
Liberty Interactive LLC, 4.0%, 11/15/29	(j)	Media Entertainment	2,273	1,650	1,654
Liberty Interactive LLC, 3.8%, 2/15/30	(j)	Media Entertainment	1,276	912	942
LPL Holdings, Inc., 4.6%, 11/15/27	(i) (j)	Diversified Financial Services	671	696	690
Macquarie Infrastructure Corp., 2.0%, 10/1/23	(j)	Commercial Services	477	438	435
Macy’s Retail Holdings LLC, 3.6%, 6/1/24	(j)	Retail	467	370	358

See notes to financial statements.
8

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Marriott Ownership Resorts, Inc., 4.8%, 1/15/28		Lodging	$746	$761	$713
MEDNAX, Inc., 6.3%, 1/15/27	(j)	Healthcare-Services	31	33	32
MEDNAX, Inc., 6.3%, 1/15/27	(i) (j)	Healthcare-Services	1,956	2,028	2,020
Methanex Corp., 5.1%, 10/15/27	(j)	Chemicals	195	195	199
Methanex Corp., 5.7%, 12/1/44	(j)	Chemicals	140	137	135
Methanex Corp., 5.3%, 12/15/29	(j)	Chemicals	1,368	1,235	1,389
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.8%, 2/1/27	(j)	Real Estate Investment Trusts	2,236	2,349	2,416
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.6%, 6/15/25	(i) (j)	Real Estate Investment Trusts	119	119	121
Michaels Stores, Inc., 8.0%, 7/15/27	(i) (j)	Retail	803	773	828
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/25	(i) (j)	Coal	2,393	2,353	2,144
Navient Corp., 5.6%, 8/1/33	(j)	Diversified Financial Services	971	818	834
Nielsen Finance LLC / Nielsen Finance Co., 5.9%, 10/1/30	(i)	Commercial Services	252	252	265
Nielsen Finance LLC / Nielsen Finance Co., 5.6%, 10/1/28	(i)	Commercial Services	467	467	484
Nine Energy Service, Inc., 8.8%, 11/1/23	(i) (j)	Oil & Gas Services	370	370	111
NOVA Chemicals Corp., 5.3%, 6/1/27	(i) (j)	Chemicals	1,474	1,450	1,441
NuStar Logistics LP, 6.4%, 10/1/30	(j)	Pipelines	174	174	175
NuStar Logistics LP, 5.8%, 10/1/25	(j)	Pipelines	124	124	125
NuStar Logistics LP, 6.0%, 6/1/26	(j)	Pipelines	49	50	48
NuStar Logistics LP, 5.6%, 4/28/27	(j)	Pipelines	230	213	226
Occidental Petroleum Corp., 3.5%, 8/15/29	(j)	Oil & Gas	1,082	853	782
Occidental Petroleum Corp., 6.5%, 9/15/36	(j)	Oil & Gas	350	346	284
Occidental Petroleum Corp., 2.7%, 2/15/23		Oil & Gas	20	18	18
Occidental Petroleum Corp., 3.5%, 6/15/25	(j)	Oil & Gas	484	351	389
Occidental Petroleum Corp., 3.4%, 4/15/26	(j)	Oil & Gas	381	313	299
Occidental Petroleum Corp., 3.0%, 2/15/27	(j)	Oil & Gas	753	614	570
Occidental Petroleum Corp., 3.2%, 8/15/26	(j)	Oil & Gas	422	302	327
OneMain Finance Corp., 7.1%, 3/15/26	(j)	Diversified Financial Services	615	643	683
OneMain Finance Corp., 6.6%, 1/15/28	(j)	Diversified Financial Services	207	206	227
Parsley Energy LLC/Parsley Finance Corp., 5.4%, 1/15/25	(i) (j)	Oil & Gas	290	266	297
Parsley Energy LLC/Parsley Finance Corp., 5.3%, 8/15/25	(i) (j)	Oil & Gas	247	219	255
Parsley Energy LLC/Parsley Finance Corp., 5.6%, 10/15/27	(i) (j)	Oil & Gas	2,420	2,347	2,578
PennyMac Financial Services, Inc., 5.4%, 10/15/25	(i) (j)	Diversified Financial Services	844	848	862
Post Holdings, Inc., 4.6%, 4/15/30	(i)	Food	163	168	168
Post Holdings, Inc., 5.5%, 12/15/29	(i) (j)	Food	2,776	2,958	2,998
PTC, Inc., 4.0%, 2/15/28	(i) (j)	Software	514	512	532
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.2%, 7/1/38	(j)	Municipal	95	84	94
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.1%, 7/1/34	(j)	Municipal	45	38	42
Puerto Rico Electric Power Authority, 10.0%, 1/1/21	(h) (j) (k)	Municipal	69	61	54

See notes to financial statements.
9

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, 10.0%, 7/1/21	(h) (j) (k)	Municipal	$69	$61	$54
Puerto Rico Electric Power Authority, 10.0%, 1/1/22	(h) (j) (k)	Municipal	18	16	14
Puerto Rico Electric Power Authority, 10.0%, 7/1/22	(h) (j) (k)	Municipal	18	16	14
Puerto Rico Electric Power Authority, 5.3%, 7/1/19	(h) (k)	Municipal	10	6	7
Puerto Rico Electric Power Authority, 5.0%, 7/1/20	(h) (k)	Municipal	110	72	76
Puerto Rico Electric Power Authority, 5.0%, 7/1/21	(h) (k)	Municipal	5	3	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/21	(h) (k)	Municipal	60	39	42
Puerto Rico Electric Power Authority, 5.3%, 7/1/22	(h) (k)	Municipal	55	35	38
Puerto Rico Electric Power Authority, 3.8%, 7/1/22	(h) (k)	Municipal	5	3	3
Puerto Rico Electric Power Authority, 0.8%, 7/1/25 (3 mo. USD LIBOR * 0.7 + 0.7%)	(h) (k) (l)	Municipal	25	18	16
Puerto Rico Electric Power Authority, 5.3%, 7/1/26	(h) (j) (k)	Municipal	355	274	247
Puerto Rico Electric Power Authority, 5.3%, 7/1/26	(h) (k)	Municipal	160	104	111
Puerto Rico Electric Power Authority, 5.0%, 7/1/27	(h) (j) (k)	Municipal	35	27	24
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(h) (k)	Municipal	325	212	226
Puerto Rico Electric Power Authority, 5.3%, 7/1/28	(h) (j) (k)	Municipal	30	20	21
Puerto Rico Electric Power Authority, 5.4%, 7/1/28	(h) (j) (k)	Municipal	1,690	1,269	1,153
Puerto Rico Electric Power Authority, 5.0%, 7/1/29	(h) (j) (k)	Municipal	440	295	306
Puerto Rico Electric Power Authority, 6.0%, 7/1/30	(h) (k)	Municipal	25	16	17
Puerto Rico Electric Power Authority, 0.9%, 7/1/31 (3 mo. USD LIBOR + 0.7%)	(h) (j) (k) (l)	Municipal	110	79	69
Puerto Rico Electric Power Authority, 5.0%, 7/1/32	(h) (j) (k)	Municipal	60	46	42
Puerto Rico Electric Power Authority, 5.3%, 7/1/31	(h) (k)	Municipal	120	78	84
Puerto Rico Electric Power Authority, 6.8%, 7/1/36	(h) (j) (k)	Municipal	445	330	318
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(h) (k)	Municipal	200	127	140
Puerto Rico Electric Power Authority, 5.3%, 7/1/35	(h) (k)	Municipal	15	10	10
Puerto Rico Electric Power Authority, 7.0%, 7/1/43	(h) (k)	Municipal	80	53	58
Puerto Rico Electric Power Authority, 6.1%, 7/1/40	(h) (k)	Municipal	195	122	136
Puerto Rico Electric Power Authority, 6.3%, 7/1/40	(h) (k)	Municipal	5	3	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/20	(h) (j) (k)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/19	(h) (k)	Municipal	10	8	7
Puerto Rico Electric Power Authority, 0.1%, 7/1/20 (USD SIFMA + 0.0%)	(h) (j) (k) (l)	Municipal	110	84	69
Puerto Rico Electric Power Authority, 5.5%, 7/1/20	(h) (j) (k)	Municipal	15	12	10
Puerto Rico Electric Power Authority, 5.3%, 7/1/24	(h) (j) (k)	Municipal	5	4	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/25	(h) (j) (k)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/28	(h) (j) (k)	Municipal	25	20	17
Puerto Rico Electric Power Authority, 5.3%, 7/1/40	(h) (j) (k)	Municipal	210	152	146
Puerto Rico Electric Power Authority, 5.0%, 7/1/17	(h) (j) (k)	Municipal	15	11	10
Puerto Rico Electric Power Authority, 0.1%, 7/1/17 (USD SIFMA + 0.0%)	(h) (k) (l)	Municipal	15	10	9
Puerto Rico Electric Power Authority, 0.1%, 7/1/18 (USD SIFMA + 0.0%)	(h) (j) (k) (l)	Municipal	15	10	9
Puerto Rico Electric Power Authority, 5.0%, 7/1/23	(h) (j) (k)	Municipal	15	12	10
Puerto Rico Electric Power Authority, 5.0%, 7/1/24	(h) (j) (k)	Municipal	20	16	13
Puerto Rico Electric Power Authority, 5.0%, 7/1/32	(h) (j) (k)	Municipal	90	73	59
Puerto Rico Electric Power Authority, 5.0%, 7/1/37	(h) (j) (k)	Municipal	150	122	98

See notes to financial statements.
10

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, 5.5%, 7/1/21	(h) (j) (k)	Municipal	$25	$19	$16
Puerto Rico Electric Power Authority, 5.0%, 7/1/42	(h) (j) (k)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.3%, 7/1/26	(h) (j) (k)	Municipal	20	16	13
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(h) (j) (k)	Municipal	145	103	101
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(h) (j) (k)	Municipal	10	8	7
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(h) (j) (k)	Municipal	10	8	7
Puerto Rico Electric Power Authority, 5.4%, 1/1/18	(h) (j) (k)	Municipal	30	23	21
Puerto Rico Electric Power Authority, 5.4%, 7/1/18	(h) (j) (k)	Municipal	20	16	14
Puerto Rico Electric Power Authority, 5.4%, 1/1/20	(h) (j) (k)	Municipal	5	4	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/25	(h) (j) (k)	Municipal	80	63	56
Puerto Rico Electric Power Authority, 5.3%, 7/1/33	(h) (j) (k)	Municipal	615	481	428
Puerto Rico Electric Power Authority, 5.1%, 7/1/42	(h) (j) (k)	Municipal	15	11	10
Puerto Rico Public Buildings Auth., 5.3%, 7/1/42	(h) (j) (k)	Municipal	745	524	516
Puerto Rico Public Buildings Auth., 5.0%, 7/1/18	(h) (j) (k)	Municipal	10	7	7
Puerto Rico Public Buildings Auth., 5.0%, 7/1/20	(h) (j) (k)	Municipal	35	24	24
Puerto Rico Public Buildings Auth., 5.0%, 7/1/21	(h) (j) (k)	Municipal	15	10	10
Puerto Rico Public Buildings Auth., 5.0%, 7/1/22	(h) (j) (k)	Municipal	10	7	7
Puerto Rico Public Buildings Auth., 5.3%, 7/1/23	(h) (j) (k)	Municipal	5	3	4
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/46	(j) (n)	Municipal	934	276	270
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/51	(j) (n)	Municipal	1,691	355	352
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.8%, 7/1/53	(j)	Municipal	50	39	53
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.5%, 7/1/53	(j)	Municipal	123	109	128
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.9%, 3/1/31	(i) (j)	Diversified Financial Services	645	646	636
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.6%, 3/1/29	(i) (j)	Diversified Financial Services	625	626	617
Quicken Loans, Inc., 5.3%, 1/15/28	(i) (j)	Diversified Financial Services	627	633	657
Range Resources Corp., 9.3%, 2/1/26	(i) (j)	Oil & Gas	680	680	722
Rockies Express Pipeline LLC, 7.5%, 7/15/38	(i) (j)	Pipelines	851	908	898
Rockies Express Pipeline LLC, 6.9%, 4/15/40	(i) (j)	Pipelines	58	60	60
Rockies Express Pipeline LLC, 5.0%, 7/15/29	(i) (j)	Pipelines	147	147	143
Rockies Express Pipeline LLC, 4.8%, 5/15/30	(i) (j)	Pipelines	6	6	6
Royal Bank of Scotland Group Plc, 6.0%, 12/29/25 (fixed, converts to FRN on 12/29/25)	(j) (m)	Commercial Banks	411	436	426
Royal Bank of Scotland Group Plc, 8.0%, 8/10/25 (fixed, converts to FRN on 8/10/25)	(j) (m)	Commercial Banks	2,375	2,568	2,664
Science Applications International Corp., 4.9%, 4/1/28	(i) (j)	Computers	415	415	435
Sensata Technologies, Inc., 3.8%, 2/15/31	(i) (j)	Electronics	142	142	141
Service Properties Trust, 4.4%, 10/1/24	(j)	Real Estate Investment Trusts	385	347	341
SES GLOBAL Americas Holdings GP, 5.3%, 3/25/44	(i) (j)	Telecommunications	280	265	290
SES SA, 5.3%, 4/4/43	(i) (j)	Telecommunications	361	373	376
SESI LLC, 7.1%, 12/15/21	(i) (j)	Oil & Gas Services	1,708	1,509	399

See notes to financial statements.
11

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Shelf Drill Holdings Ltd., 8.3%, 2/15/25	(i) (j)	Oil & Gas	$2,402	$2,181	$802
Sinclair Television Group, Inc., 5.9%, 3/15/26	(i) (j)	Media Entertainment	99	97	98
Sinclair Television Group, Inc., 5.1%, 2/15/27	(i) (j)	Media Entertainment	1,227	1,170	1,156
Sirius XM Radio, Inc., 5.0%, 8/1/27	(i) (j)	Media Entertainment	494	515	518
Sirius XM Radio, Inc., 5.5%, 7/1/29	(i) (j)	Media Entertainment	20	22	22
Southern California Edison Co., 6.3%, 2/1/22 (fixed, converts to FRN on 2/1/22)	(j) (m)	Electric	998	989	983
Sprint Communications, Inc., 6.0%, 11/15/22	(j)	Telecommunications	377	407	404
Sprint Corp., 7.9%, 9/15/23	(j)	Telecommunications	195	225	223
Sprint Corp., 7.6%, 3/1/26	(j)	Telecommunications	626	739	763
SRC Energy, Inc., 6.3%, 12/1/25		Oil & Gas	1,153	1,132	1,104
Standard Industries, Inc., 3.4%, 1/15/31	(i) (j)	Building Materials	656	656	639
Standard Industries, Inc., 4.8%, 1/15/28	(i) (j)	Building Materials	225	233	235
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/25	(g)	Media Entertainment	813	801	829
Summer (BC) Holdco A S.a.r.l., 9.3%, 10/31/27		Advertising	€405	453	449
Summit Materials LLC / Summit Materials Finance Corp., 5.3%, 1/15/29	(i) (j)	Building Materials	$493	524	508
Teva Pharmaceutical Finance Netherlands III B.V., 7.1%, 1/31/25		Pharmaceuticals	1,179	1,246	1,224
Teva Pharmaceutical Finance Netherlands III B.V., 6.8%, 3/1/28	(j)	Pharmaceuticals	200	213	210
TransDigm, Inc., 5.5%, 11/15/27		Aerospace/Defense	1,128	1,076	1,102
Uber Technologies, Inc., 6.3%, 1/15/28	(i) (j)	Internet	324	324	329
Uber Technologies, Inc., 8.0%, 11/1/26	(i) (j)	Internet	804	842	849
UniCredit SpA, 5.5%, 6/30/35 (fixed, converts to FRN on 6/30/35)	(i) (j)	Commercial Banks	1,058	1,067	1,070
Vail Resorts, Inc., 6.3%, 5/15/25	(i) (j)	Entertainment	515	517	541
Valaris Plc, 7.8%, 2/1/26	(h) (k)	Oil & Gas	56	52	3
Valaris Plc, 7.4%, 6/15/25	(h) (j) (k)	Oil & Gas	14	8	1
Vistra Operations Co. LLC, 5.6%, 2/15/27	(i) (j)	Electric	854	896	892
Vistra Operations Co. LLC, 5.0%, 7/31/27	(i) (j)	Electric	904	926	946
Vistra Operations Co. LLC, 5.5%, 9/1/26	(i) (j)	Electric	209	212	217
Western Midstream Operating LP, 4.7%, 7/1/26	(j)	Pipelines	128	107	123
Western Midstream Operating LP, 4.5%, 3/1/28	(j)	Pipelines	264	203	246
Western Midstream Operating LP, 4.8%, 8/15/28	(j)	Pipelines	56	44	53
Western Midstream Operating LP, 4.1%, 2/1/25	(j)	Pipelines	376	320	355
Western Midstream Operating LP, 5.1%, 2/1/30	(j)	Pipelines	580	451	551
Williams Companies, Inc., 6.3%, 4/15/40	(j)	Pipelines	1,251	1,350	1,512
Williams Companies, Inc., 5.4%, 3/4/44	(j)	Pipelines	54	51	59
XPO CNW, Inc., 6.7%, 5/1/34	(j)	Transportation	1,029	968	1,149
XPO Logistics, Inc., 6.3%, 5/1/25	(i) (j)	Transportation	416	439	443
ZF Europe Finance B.V., 3.0%, 10/23/29	(j)	Auto Parts & Equipment	€1,100	1,209	1,167
ZF Finance GmbH, 3.8%, 9/21/28	(j)	Auto Parts & Equipment	600	706	684
Total Unsecured Bonds				127,672	126,569

See notes to financial statements.
12

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Collateralized Loan Obligation (CLO) / Structured Credit—24.4%
610 Funding CLO 2 Ltd., 4.2%, 4/20/29 (3 mo. USD LIBOR + 4.0%)	(i) (l)	USD CLO	$425	$407	$418
Accunia European CLO I B.V., 6.3%, 7/15/30 (3 mo. EURIBOR + 6.3%)	(i) (l)	EUR CLO	€250	281	265
Accunia European CLO I B.V., 2.7%, 7/15/30 (3 mo. EURIBOR + 2.7%)	(i) (l)	EUR CLO	485	552	564
Accunia European CLO I B.V., 3.6%, 4/20/33 (3 mo. EURIBOR + 3.6%)	(i) (l)	EUR CLO	320	353	353
Accunia European CLO III DAC, 3.1%, 1/20/31 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	205	222	226
Accunia European CLO III DAC, 5.3%, 1/20/31 (3 mo. EURIBOR + 5.3%)	(l)	EUR CLO	135	136	143
ACIS CLO 2014-3 Ltd., 3.3%, 2/1/26 (3 mo. USD LIBOR + 3.1%)	(i) (l)	USD CLO	$495	489	495
ACIS CLO 2017-7 Ltd., 2.9%, 5/1/27 (3 mo. USD LIBOR + 2.7%)	(i) (l)	USD CLO	180	180	180
Adagio CLO IV DAC, 4.9%, 10/15/29 (3 mo. EURIBOR + 4.9%)	(l)	EUR CLO	€115	128	126
Adagio CLO VIII DAC, 3.8%, 4/15/32 (3 mo. EURIBOR + 3.8%)	(i) (l)	EUR CLO	250	277	277
AIG CLO 2018-1 Ltd., 4.2%, 1/20/32 (3 mo. USD LIBOR + 4.0%)	(i) (l)	USD CLO	$520	510	522
Allegro CLO VII Ltd., 3.1%, 6/13/31 (3 mo. USD LIBOR + 2.9%)	(l)	USD CLO	580	522	522
Ammc CLO 19 Ltd., 4.0%, 10/15/28 (3 mo. USD LIBOR + 3.8%)	(i) (l)	USD CLO	205	203	196
Anchorage Capital CLO 4-R Ltd., 2.8%, 1/28/31 (3 mo. USD LIBOR + 2.6%)	(i) (l)	USD CLO	250	239	225
Anchorage Credit Funding 10 Ltd., 7.1%, 4/25/38	(i)	USD CLO	250	234	235
Anchorage Credit Funding 12 Ltd., 5.9%, 10/25/38	(i)	USD CLO	295	295	295
Anchorage Credit Funding 2 Ltd., 7.0%, 4/25/38	(i)	USD CLO	250	231	231
Anchorage Europe Credit Funding 1 DAC, 5.5%, 10/25/36		EUR CLO	€190	199	201
Aqueduct European CLO 2019-3 Ltd., 5.8%, 5/15/32 (3 mo. EURIBOR + 5.8%)	(i) (l)	EUR CLO	250	278	265
Ares European CLO IX B.V., 2.4%, 10/14/30 (3 mo. EURIBOR + 2.4%)	(l)	EUR CLO	520	545	555
Ares European CLO VI B.V., 5.3%, 4/15/30 (3 mo. EURIBOR + 5.3%)	(l)	EUR CLO	340	379	371
Ares European CLO X B.V., 3.2%, 10/15/31 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	225	239	256
Ares XLIX CLO Ltd., 3.2%, 7/22/30 (3 mo. USD LIBOR + 3.0%)	(i) (l)	USD CLO	$250	244	235
Ares XLVIII CLO, 2.9%, 7/20/30 (3 mo. USD LIBOR + 2.7%)	(i) (l)	USD CLO	315	303	290
Ares XXXVII CLO Ltd., 2.9%, 10/15/30 (3 mo. USD LIBOR + 2.7%)	(i) (l)	USD CLO	250	247	231

See notes to financial statements.
13

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Ares XXXVR CLO Ltd., 3.2%, 7/15/30 (3 mo. USD LIBOR + 3.0%)	(i) (l)	USD CLO	$250	$250	$239
Atrium CDO Corp., 3.2%, 8/23/30 (3 mo. USD LIBOR + 3.0%)	(i) (l)	USD CDO	250	235	236
Aurium CLO II DAC, 5.1%, 10/13/29 (3 mo. EURIBOR + 5.1%)	(l)	EUR CLO	€180	198	191
Avery Point III CLO Ltd., 5.2%, 1/18/25 (3 mo. USD LIBOR + 5.0%)	(i) (l)	USD CLO	$575	575	539
Avoca CLO XI Ltd., 5.0%, 7/15/30 (3 mo. EURIBOR + 5.0%)	(l)	EUR CLO	€210	224	228
Avoca CLO XIX DAC, 3.2%, 10/15/31 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	415	453	470
Avoca CLO XXI DAC, 3.2%, 4/15/33 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	240	258	260
Babson Euro CLO 2014-2 B.V., 3.2%, 11/25/29 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	100	109	111
Babson Euro CLO 2015-1 B.V., 1.5%, 10/25/29 (3 mo. EURIBOR + 1.5%)	(l)	EUR CLO	305	350	350
Bain Capital EURO CLO 2018-1 DAC, 1.7%, 4/20/32 (3 mo. EURIBOR + 1.7%)	(l)	EUR CLO	170	139	190
Ballyrock CLO 2018-1 Ltd., 3.4%, 4/20/31 (3 mo. USD LIBOR + 3.2%)	(i) (l)	USD CLO	$250	241	235
Barings CLO 2013-I Ltd., 5.4%, 1/20/28 (3 mo. USD LIBOR + 5.2%)	(i) (l)	USD CLO	380	380	335
Barings CLO Ltd. 2018-III, 3.1%, 7/20/29 (3 mo. USD LIBOR + 2.9%)	(i) (l)	USD CLO	330	325	301
Black Diamond CLO 2014-1 Ltd., 5.5%, 10/17/26 (3 mo. USD LIBOR + 5.3%)	(j) (l)	USD CLO	260	258	218
BlackRock European CLO V DAC, 4.4%, 7/16/31 (3 mo. EURIBOR + 4.4%)	(l)	EUR CLO	€130	138	136
BlueMountain Fuji Eur CLO IV DAC, 4.0%, 3/30/32 (3 mo. EURIBOR + 4.0%)	(l)	EUR CLO	180	165	210
BlueMountain Fuji US CLO III Ltd., 2.6%, 1/15/30 (3 mo. USD LIBOR + 2.4%)	(i) (l)	USD CLO	$250	236	218
Bosphorus CLO V DAC, 4.8%, 12/12/32 (3 mo. EURIBOR + 4.8%)	(i) (l)	EUR CLO	€320	354	375
Cairn CLO VI B.V., 3.1%, 7/25/29 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	135	158	156
Cairn CLO XI DAC, 4.2%, 7/15/35 (3 mo. EURIBOR + 4.2%)	(l)	EUR CLO	625	678	724
Carlyle Global Market Strategies CLO 2013-2 Ltd., 2.6%, 1/18/29 (3 mo. USD LIBOR + 2.4%)	(i) (l)	USD CLO	$250	236	217
Carlyle Global Market Strategies CLO 2014-4-R Ltd., 3.1%, 7/15/30 (3 mo. USD LIBOR + 2.9%)	(i) (l)	USD CLO	250	250	206
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, 2.7%, 9/21/29 (3 mo. EURIBOR + 2.7%)	(l)	EUR CLO	€140	163	159
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, 2.6%, 7/15/30 (3 mo. EURIBOR + 2.6%)	(l)	EUR CLO	275	323	293
Carlyle Global Market Strategies Euro CLO 2020-1 DAC, 3.3%, 4/15/33 (3 mo. EURIBOR + 3.3%)	(l)	EUR CLO	460	528	501

See notes to financial statements.
14

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Carlyle US CLO 2016-4 Ltd., 3.0%, 10/20/27 (3 mo. USD LIBOR + 2.8%)	(i) (l)	USD CLO	$280	$265	$245
Catamaran CLO 2014-1 Ltd., 3.6%, 4/22/30 (3 mo. USD LIBOR + 3.4%)	(i) (l)	USD CLO	250	242	225
Cent CLO 21 Ltd., 3.4%, 7/27/30 (3 mo. USD LIBOR + 3.2%)	(i) (l)	USD CLO	370	355	338
CFIP CLO 2013-1 Ltd., 6.9%, 4/20/29 (3 mo. USD LIBOR + 6.7%)	(i) (l)	USD CLO	470	468	375
CFIP CLO 2014-1 Ltd., 4.3%, 7/13/29 (3 mo. USD LIBOR + 4.1%)	(i) (l)	USD CLO	495	488	450
CFIP CLO 2014-1 Ltd., 6.8%, 7/13/29 (3 mo. USD LIBOR + 6.6%)	(i) (l)	USD CLO	250	249	204
CFIP CLO 2017-1 Ltd., 2.3%, 1/18/30 (3 mo. USD LIBOR + 2.1%)	(i) (l)	USD CLO	285	285	272
CIFC Funding 2012-II-R Ltd., 5.7%, 1/20/28 (3 mo. USD LIBOR + 5.5%)	(i) (l)	USD CLO	250	248	191
CIFC Funding 2013-II Ltd., 3.3%, 10/18/30 (3 mo. USD LIBOR + 3.1%)	(i) (l)	USD CLO	200	195	177
CIFC Funding 2014 Ltd., 3.1%, 1/18/31 (3 mo. USD LIBOR + 2.9%)	(i) (l)	USD CLO	250	242	221
CIFC Funding 2015-IV Ltd., 4.2%, 10/20/27 (3 mo. USD LIBOR + 4.0%)	(i) (l)	USD CLO	250	250	244
CIFC Funding 2018-III Ltd., 3.1%, 7/18/31 (3 mo. USD LIBOR + 2.9%)	(i) (l)	USD CLO	250	234	234
CIFC Funding II Ltd., 7.7%, 4/15/33 (3 mo. EURIBOR + 7.7%)	(l)	EUR CLO	€100	103	104
Clontarf Park CLO DAC, 3.1%, 8/5/30 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	435	473	484
Contego CLO II B.V., 4.7%, 11/15/26 (3 mo. EURIBOR + 5.2%)	(l)	EUR CLO	170	184	184
Cordatus CLO Plc, 5.3%, 9/15/31 (3 mo. EURIBOR + 5.3%)	(l)	EUR CLO	385	398	405
Crown City CLO I, 4.9%, 7/20/30 (3 mo. USD LIBOR + 4.6%)	(i) (l)	USD CLO	$735	710	737
Crown Point CLO IV Ltd., 3.0%, 4/20/31 (3 mo. USD LIBOR + 2.8%)	(i) (l)	USD CLO	285	264	253
CVC Cordatus Loan Fund III DAV, 4.9%, 8/15/32 (3 mo. EURIBOR + 4.9%)	(l)	EUR CLO	€145	147	152
CVC Cordatus Loan Fund III DAV, 1.7%, 8/15/32 (3 mo. EURIBOR + 1.7%)	(l)	EUR CLO	100	85	112
CVC Cordatus Loan Fund X DAC, 2.5%, 1/27/31 (3 mo. EURIBOR + 2.5%)	(l)	EUR CLO	190	205	203
CVC Cordatus Loan Fund XI DAC, 3.2%, 10/15/31 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	325	352	370
CVC Cordatus Loan Fund XV DAC, 3.8%, 8/26/32 (3 mo. EURIBOR + 3.8%)	(i) (l)	EUR CLO	250	283	281
CVP Cascade CLO-1 Ltd., 3.7%, 1/16/26 (3 mo. USD LIBOR + 3.5%)	(i) (l)	USD CLO	$310	310	310
CVP Cascade CLO-2 Ltd., 4.0%, 7/18/26 (3 mo. USD LIBOR + 3.8%)	(i) (l)	USD CLO	935	936	901

See notes to financial statements.
15

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Dartry Park CLO DAC, 3.0%, 4/28/29 (3 mo. EURIBOR + 3.0%)	(l)	EUR CLO	€100	$116	$117
Dryden 29 Euro CLO 2013 B.V., 2.6%, 7/15/32 (3 mo. EURIBOR + 2.6%)	(l)	EUR CLO	255	271	278
Dryden 53 CLO Ltd., 2.6%, 1/15/31 (3 mo. USD LIBOR + 2.4%)	(i) (l)	USD CLO	$250	230	229
Dryden 59 Euro CLO 2017 B.V., 2.4%, 5/15/32 (3 mo. EURIBOR + 2.4%)	(l)	EUR CLO	€365	388	409
Dryden Euro CLO, 3.2%, 5/15/30 (3 mo. EURIBOR + 3.2%)	(i) (l)	EUR CLO	250	281	277
Dryden XXV Senior Loan Fund, 3.2%, 10/15/27 (3 mo. USD LIBOR + 3.0%)	(i) (l)	USD CLO	$250	245	232
Dryden XXVI Senior Loan Fund, 2.9%, 4/15/29 (3 mo. USD LIBOR + 2.7%)	(i) (l)	USD CLO	250	237	231
East West Investment Management CLO Ltd., 7.6%, 1/20/33 (3 mo. USD LIBOR + 7.4%)	(l)	USD CLO	115	103	106
Elevation CLO 2017-7 Ltd., 3.1%, 7/15/30 (3 mo. USD LIBOR + 2.9%)	(i) (l)	USD CLO	455	431	411
ELM Park CLO I, 5.3%, 4/16/29 (3 mo. EURIBOR + 5.3%)	(l)	EUR CLO	€505	564	562
Eloise SPV Srl, 5.0%, 1/20/35	(g)	EUR CLO	838	919	953
Erna Srl, 3.6%, 7/25/31 (3 mo. EURIBOR + 3.6%)	(l)	EUR CLO	633	720	690
Erna Srl, 2.3%, 7/25/31 (3 mo. EURIBOR + 2.3%)	(l)	EUR CLO	1,104	1,248	1,278
Euro-Galaxy III CLO B.V., 3.6%, 1/17/31 (3 mo. EURIBOR + 3.6%)	(l)	EUR CLO	100	82	114
Euro-Galaxy IV CLO B.V., 3.1%, 7/30/30 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	280	329	320
Figueroa CLO 2014-1 Ltd., 6.7%, 1/15/27 (3 mo. USD LIBOR + 6.5%)	(i) (l)	USD CLO	$540	539	480
Galaxy XXIV CLO Ltd., 2.7%, 1/15/31 (3 mo. USD LIBOR + 2.5%)	(l)	USD CLO	550	501	500
Galaxy XXVII CLO Ltd., 3.0%, 5/16/31 (3 mo. USD LIBOR + 2.8%)	(i) (l)	USD CLO	250	228	236
Gallatin CLO VIII 2017-1 Ltd., 5.6%, 7/15/27 (3 mo. USD LIBOR + 5.4%)	(i) (l)	USD CLO	250	250	205
Grosvenor Place CLO 2015-1 B.V., 1.6%, 10/30/29 (3 mo. EURIBOR + 1.6%)	(l)	EUR CLO	€100	123	113
Grosvenor Place CLO 2015-1 B.V., 2.5%, 10/30/29 (3 mo. EURIBOR + 2.5%)	(l)	EUR CLO	100	118	113
Harvest CLO IX DAC, 5.1%, 2/15/30 (3 mo. EURIBOR + 5.1%)	(l)	EUR CLO	455	491	466
Harvest CLO X DAC, 4.5%, 11/15/28 (3 mo. EURIBOR + 5.0%)	(l)	EUR CLO	117	139	132
Harvest CLO X DAC, 2.4%, 11/15/28 (3 mo. EURIBOR + 2.9%)	(l)	EUR CLO	390	452	454
Harvest CLO XII DAC, 6.6%, 11/18/30 (3 mo. EURIBOR + 6.6%)	(l)	EUR CLO	175	174	163
Harvest CLO XX DAC, 2.5%, 10/20/31 (3 mo. EURIBOR + 2.5%)	(l)	EUR CLO	100	115	115

See notes to financial statements.
16

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Harvest CLO XXII DAC, 4.0%, 1/15/32 (3 mo. EURIBOR + 4.0%)	(i) (l)	EUR CLO	€365	$409	$422
Hayfin Emerald CLO, 0.0%, 11/17/32 (3 mo. EURIBOR + 6.9%)	(e) (g) (i) (l)	EUR CLO	250	279	277
Hayfin Emerald CLO III DAC, 4.0%, 10/15/32 (3 mo. EURIBOR + 4.0%)	(i) (l)	EUR CLO	250	278	290
Hayfin Emerald CLO IV DAC, 6.5%, 2/15/33 (3 mo. EURIBOR + 6.5%)	(i) (l)	EUR CLO	250	274	279
Highbridge Loan Management 4-2014 Ltd., 2.8%, 1/28/30 (3 mo. USD LIBOR + 2.6%)	(i) (l)	USD CLO	$261	242	224
Highbridge Loan Management 7-2015 Ltd., 5.3%, 3/15/27 (3 mo. USD LIBOR + 5.0%)	(i) (l)	USD CLO	250	246	213
ICG US CLO 2016-1 Ltd., 3.3%, 7/29/28 (3 mo. USD LIBOR + 3.1%)	(i) (l)	USD CLO	250	247	227
Jamestown CLO IV Ltd., 2.9%, 7/15/26 (3 mo. USD LIBOR + 2.7%)	(i) (l)	USD CLO	300	284	293
Jamestown CLO IX Ltd., 2.9%, 10/20/28 (3 mo. USD LIBOR + 2.7%)	(i) (l)	USD CLO	250	230	250
Jamestown CLO V Ltd., 4.0%, 1/17/27 (3 mo. USD LIBOR + 3.8%)	(i) (l)	USD CLO	815	812	789
Jamestown CLO VII Ltd., 2.8%, 7/25/27 (3 mo. USD LIBOR + 2.6%)	(i) (l)	USD CLO	250	232	236
Jamestown CLO X Ltd., 3.9%, 7/17/29 (3 mo. USD LIBOR + 3.7%)	(i) (l)	USD CLO	250	245	233
Jubilee CLO 2014-XII B.V., 2.9%, 4/15/30 (3 mo. EURIBOR + 2.9%)	(l)	EUR CLO	€155	175	167
Jubilee CLO 2015-XVI B.V., 6.9%, 12/15/29 (3 mo. EURIBOR + 6.9%)	(l)	EUR CLO	250	284	234
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/30 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	200	222	220
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/30 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	200	228	228
KVK CLO 2013-1 Ltd., 6.2%, 1/14/28 (3 mo. USD LIBOR + 5.9%)	(i) (l)	USD CLO	$500	497	427
KVK CLO 2016-1 Ltd., 4.6%, 1/15/29 (3 mo. USD LIBOR + 4.4%)	(i) (l)	USD CLO	590	547	577
Mackay Shields Euro CLO, 6.6%, 10/20/32 (3 mo. EURIBOR + 6.6%)	(l)	EUR CLO	€215	232	234
Magnetite XX Ltd., 2.7%, 4/20/31 (3 mo. USD LIBOR + 2.5%)	(i) (l)	USD CLO	$250	245	234
Man GLG US CLO 2018-2 Ltd., 3.7%, 10/15/28 (3 mo. USD LIBOR + 3.5%)	(i) (l)	USD CLO	510	508	470
Marble Point CLO XII Ltd., 3.2%, 7/16/31 (3 mo. USD LIBOR + 3.0%)	(i) (l)	USD CLO	250	243	223
Marble Point CLO XVIII Ltd., 4.0%, 10/15/31 (3 mo. USD LIBOR + 3.8%)	(i) (l)	USD CLO	275	270	268
Midocean Credit CLO VIII, 3.2%, 2/20/31 (3 mo. USD LIBOR + 2.9%)	(i) (l)	USD CLO	250	234	229
Mountain View CLO 2016-1 LLC, 2.7%, 4/14/33 (3 mo. USD LIBOR + 2.5%)	(i) (l)	USD CLO	250	220	242

See notes to financial statements.
17

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
MP CLO III Ltd., 3.3%, 10/20/30 (3 mo. USD LIBOR + 3.1%)	(i) (l)	USD CLO	$250	$244	$222
MP CLO VII Ltd., 3.2%, 10/18/28 (3 mo. USD LIBOR + 3.0%)	(i) (l)	USD CLO	250	250	226
Mulberry Street CDO II Ltd., 0.9%, 8/12/38 (6 mo. USD LIBOR + 0.6%)	(i) (l)	USD CDO	1,137	726	741
Neuberger Berman CLO XX Ltd., 2.6%, 1/15/28 (3 mo. USD LIBOR + 2.4%)	(i) (l)	USD CLO	250	250	240
Newark BSL CLO 2 Ltd., 3.9%, 7/25/30 (3 mo. USD LIBOR + 3.7%)	(i) (l)	USD CLO	500	503	491
Newfeet CLO 2016-1 Ltd., 3.2%, 4/20/28 (3 mo. USD LIBOR + 3.0%)	(i) (l)	USD CLO	450	450	429
Northwoods Capital 19 Euro DAC, 4.0%, 11/25/33 (3 mo. EURIBOR + 4.0%)	(l)	EUR CLO	€325	370	372
Northwoods Capital 19 Euro DAC, 6.6%, 11/25/33 (3 mo. EURIBOR + 6.6%)	(l)	EUR CLO	240	263	266
OAK Hill European Credit Partners V Designated Activity Co., 6.2%, 2/21/30 (3 mo. EURIBOR + 6.2%)	(l)	EUR CLO	145	163	156
Oaktree CLO 2014-1, 3.0%, 5/13/29 (3 mo. USD LIBOR + 2.7%)	(i) (l)	USD CLO	$285	285	265
Oaktree CLO 2020-1 Ltd., 6.3%, 7/15/29 (3 mo. USD LIBOR + 5.9%)	(i) (l)	USD CLO	395	381	376
Ocean Trails CLO IV, 5.4%, 8/13/25 (3 mo. USD LIBOR + 5.1%)	(i) (l)	USD CLO	930	927	930
Ocean Trails CLO VI, 3.9%, 7/15/28 (3 mo. USD LIBOR + 3.7%)	(i) (l)	USD CLO	360	360	341
OCP CLO 2015-8 Ltd., 5.7%, 4/17/27 (3 mo. USD LIBOR + 5.5%)	(l)	USD CLO	345	333	336
Octagon Investment Partners XI Ltd., 4.2%, 7/15/29 (3 mo. USD LIBOR + 4.0%)	(i) (l)	USD CLO	250	247	241
Octagon Investment Partners XIX Ltd., 3.7%, 4/15/26 (3 mo. USD LIBOR + 3.5%)	(i) (l)	USD CLO	250	248	250
Octagon Investment Partners XV Ltd., 3.9%, 7/19/30 (3 mo. USD LIBOR + 3.7%)	(i) (l)	USD CLO	250	242	239
Orwell Park CLO Designated Activity Co., 4.5%, 7/18/29 (3 mo. EURIBOR + 4.5%)	(l)	EUR CLO	€100	118	114
OZLM Funding Ltd., 3.8%, 7/22/29 (3 mo. USD LIBOR + 3.6%)	(i) (l)	USD CLO	$315	308	297
OZLM VIII Ltd., 3.4%, 10/17/29 (3 mo. USD LIBOR + 3.2%)	(i) (l)	USD CLO	490	471	462
OZLM XIII Ltd., 3.2%, 7/30/27 (3 mo. USD LIBOR + 3.0%)	(i) (l)	USD CLO	250	246	229
OZLM XIX Ltd., 3.3%, 11/22/30 (3 mo. USD LIBOR + 3.1%)	(i) (l)	USD CLO	250	223	228
OZLM XVI Ltd., 3.8%, 5/16/30 (3 mo. USD LIBOR + 3.6%)	(i) (l)	USD CLO	250	243	229
OZLM XX Ltd., 3.2%, 4/20/31 (3 mo. USD LIBOR + 3.0%)	(i) (l)	USD CLO	515	495	464

See notes to financial statements.
18

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
OZLME II DAC, 6.5%, 10/15/30 (3 mo. EURIBOR + 6.5%)	(l)	EUR CLO	€100	$42	$99
Palmer Square Loan Funding 2019-2 Ltd., 5.7%, 4/20/27 (3 mo. USD LIBOR + 5.5%)	(i) (l)	USD CLO	$250	228	231
Palmer Square Loan Funding 2019-3 Ltd., 5.6%, 8/20/27 (3 mo. USD LIBOR + 5.4%)	(i) (l)	USD CLO	250	221	226
Parallel 2018-1 Ltd., 3.0%, 4/20/31 (3 mo. USD LIBOR + 2.8%)	(i) (l)	USD CLO	274	253	230
Penta CLO 2 B.V., 3.0%, 8/4/28 (6 mo. EURIBOR + 3.0%)	(l)	EUR CLO	€290	312	333
Penta CLO 6 DAC, 3.9%, 7/25/32 (3 mo. EURIBOR + 3.9%)	(i) (l)	EUR CLO	425	483	490
Preferred Term Securities XX Ltd./Preferred Term Securities XX, Inc., 0.7%, 3/22/38 (3 mo. USD LIBOR + 0.5%)	(i) (l)	USD CDO	$437	341	300
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc., 0.7%, 3/22/38 (3 mo. USD LIBOR + 0.4%)	(i) (l)	USD CDO	1,680	1,374	1,253
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc., 0.6%, 3/22/37 (3 mo. USD LIBOR + 0.4%)	(i) (l)	USD CDO	430	333	308
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 0.6%, 9/22/37 (3 mo. USD LIBOR + 0.4%)	(i) (l)	USD CDO	269	217	202
Purple Finance CLO 2 DAC, 4.1%, 4/20/32 (3 mo. EURIBOR + 4.1%)	(i) (l)	EUR CLO	€360	398	404
Purple Finance CLO 2 DAC, 4.1%, 4/20/32 (3 mo. EURIBOR + 4.1%)	(l)	EUR CLO	330	356	380
Regatta X Funding Ltd., 3.0%, 1/17/31 (3 mo. USD LIBOR + 2.8%)	(i) (l)	USD CLO	$250	232	232
Regatta XI Funding Ltd., 3.1%, 7/17/31 (3 mo. USD LIBOR + 2.9%)	(i) (l)	USD CLO	250	250	234
SCOF-2 Ltd., 3.3%, 7/15/28 (3 mo. USD LIBOR + 3.1%)	(i) (l)	USD CLO	250	242	235
SCOF-2 Ltd., 6.0%, 7/15/28 (3 mo. USD LIBOR + 5.7%)	(i) (l)	USD CLO	250	243	207
Shackleton 2017-XI CLO Ltd., 3.9%, 8/15/30 (3 mo. USD LIBOR + 3.7%)	(i) (l)	USD CLO	250	248	226
Smeralda SPV Srl, 5.3%, 12/22/34	(g)	EUR CLO	€1,088	1,210	1,245
Sorrento Park CLO DAC, 2.5%, 11/16/27 (3 mo. EURIBOR + 3.0%)	(l)	EUR CLO	250	285	291
Sound Point CLO XII Ltd., 4.1%, 10/20/28 (3 mo. USD LIBOR + 3.9%)	(i) (l)	USD CLO	$355	356	328
Sound Point CLO XXVI Ltd., 7.4%, 7/20/30 (3 mo. USD LIBOR + 7.1%)	(i) (l)	USD CLO	265	251	246
Sound Point Euro CLO I Funding DAC, 6.2%, 4/25/32 (3 mo. EURIBOR + 6.2%)	(i) (l)	EUR CLO	€250	194	276
St Paul’s CLO III-R DAC, 1.6%, 1/15/32 (3 mo. EURIBOR + 1.6%)	(l)	EUR CLO	100	94	112

See notes to financial statements.
19

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
St Paul’s CLO VII DAC, 3.6%, 4/30/30 (3 mo. EURIBOR + 3.6%)	(l)	EUR CLO	€210	$232	$243
St Paul’s CLO XI DAC, 6.0%, 1/17/32 (3 mo. EURIBOR + 6.0%)	(l)	EUR CLO	250	266	273
St Paul’s CLO XII DAC, 3.2%, 4/15/33 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	115	126	126
Steele Creek CLO 2017-1 Ltd., 3.1%, 10/15/30 (3 mo. USD LIBOR + 2.9%)	(i) (l)	USD CLO	$250	247	209
Sudbury Mill CLO Ltd., 3.7%, 1/17/26 (3 mo. USD LIBOR + 3.5%)	(i) (l)	USD CLO	505	501	484
Symphony CLO XIX Ltd., 2.8%, 4/16/31 (3 mo. USD LIBOR + 2.6%)	(i) (l)	USD CLO	250	248	229
Symphony CLO XVII Ltd., 5.8%, 4/15/28 (3 mo. USD LIBOR + 5.6%)	(i) (l)	USD CLO	485	478	426
Taurus Finance DAC, 1.4%, 11/18/31 (3 mo. EURIBOR + 1.4%)	(l)	EUR CLO	€160	165	185
THL Credit Wind River 2017-1 CLO Ltd., 4.0%, 4/18/29 (3 mo. USD LIBOR + 3.8%)	(i) (l)	USD CLO	$335	332	323
TICP CLO, Ltd., 3.2%, 4/20/28 (3 mo. USD LIBOR + 3.0%)	(i) (l)	USD CLO	250	245	228
Tikehau CLO B.V., 4.6%, 8/4/28 (3 mo. EURIBOR + 4.6%)	(l)	EUR CLO	€170	198	180
Tikehau CLO B.V., 2.4%, 8/4/28 (3 mo. EURIBOR + 2.4%)	(l)	EUR CLO	165	192	181
Toro European CLO 2 DAC, 3.3%, 10/15/30 (3 mo. EURIBOR + 3.3%)	(l)	EUR CLO	270	293	304
Toro European CLO IV DAC, 3.2%, 7/15/30 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	145	158	162
Trinitas CLO VII Ltd., 3.7%, 1/25/31 (3 mo. USD LIBOR + 3.5%)	(i) (l)	USD CLO	$500	455	464
Tymon Park CLO DAC, 6.8%, 1/21/29 (3 mo. EURIBOR + 6.8%)	(l)	EUR CLO	€250	285	276
Tymon Park CLO Ltd., 4.6%, 1/21/29 (3 mo. EURIBOR + 4.6%)	(l)	EUR CLO	100	121	111
Venture CDO Ltd., 4.4%, 4/20/29 (3 mo. USD LIBOR + 4.2%)	(i) (l)	USD CDO	$135	135	125
Voya Euro CLO II DAC, 5.9%, 7/15/32 (3 mo. EURIBOR + 5.9%)	(l)	EUR CLO	€260	289	292
Voya Euro CLO III DAC, 7.9%, 4/15/33 (3 mo. EURIBOR + 7.9%)	(l)	EUR CLO	100	102	94
Wellfleet CLO 2016-1 Ltd., 3.1%, 4/20/28 (3 mo. USD LIBOR + 2.9%)	(i) (l)	USD CLO	$250	249	227
Whitebox CLO I Ltd., 7.7%, 7/24/32 (3 mo. USD LIBOR + 7.5%)	(i) (l)	USD CLO	410	397	372
Whitebox CLO I Ltd., 4.6%, 7/24/32 (3 mo. USD LIBOR + 4.4%)	(i) (l)	USD CLO	645	638	647
WhiteHorse VIII Ltd., 2.2%, 5/1/26 (3 mo. USD LIBOR + 2.0%)	(i) (l)	USD CLO	250	232	245
York CLO-3 Ltd., 2.7%, 10/20/29 (3 mo. USD LIBOR + 2.5%)	(l)	USD CLO	288	287	287
Total Collateralized Loan Obligation / Structured Credit				63,245	62,042

See notes to financial statements.
20

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Emerging Markets Debt—3.0%
Argentine Republic Government International Bond, 0.1%, 7/9/46		Sovereign	€85	$30	$30
Argentine Republic Government International Bond, 0.1%, 7/9/41		Sovereign	$120	40	41
Argentine Republic Government International Bond, 0.1%, 7/9/30	(j)	Sovereign	€1,030	464	421
Argentine Republic Government International Bond, 0.1%, 7/9/46		Sovereign	$1,065	471	351
Argentine Republic Government International Bond, 0.1%, 1/9/38	(j)	Sovereign	265	112	99
Argentine Republic Government International Bond, 0.1%, 7/9/35	(j)	Sovereign	2,032	783	668
Argentine Republic Government International Bond, 0.1%, 7/9/30	(j)	Sovereign	684	333	251
Bahamas Government International Bond, 9.0%, 10/15/32	(i) (j)	Sovereign	270	265	262
Bioceanico Sovereign Certificate Ltd., 0.0%, 6/5/34	(j) (n)	Engineering & Construction	705	498	518
Egypt Government International Bond, 4.8%, 4/11/25	(j)	Sovereign	€323	377	371
Egypt Government International Bond, 5.8%, 5/29/24	(j)	Sovereign	$200	202	205
Egypt Government International Bond, 5.8%, 5/29/24	(i)	Sovereign	420	420	431
Petroleos Mexicanos, 6.8%, 1/23/30		Oil & Gas	820	734	734
Petroleos Mexicanos, 6.5%, 1/23/27		Oil & Gas	1,579	1,458	1,471
Petroleos Mexicanos, 6.9%, 8/4/26	(j)	Oil & Gas	275	269	265
Petroleos Mexicanos, 3.5%, 1/30/23	(j)	Oil & Gas	125	120	122
Petroleos Mexicanos, 6.5%, 3/13/27	(j)	Oil & Gas	367	351	342
Provincia de Buenos Aires/Argentina, 4.0%, 5/15/35	(j)	Provincial	750	391	259
Provincia de Buenos Aires/Government Bond, 4.0%, 5/15/35	(j)	Provincial	€1,000	493	419
Provincia de Buenos Aires/Government Bond, 9.1%, 3/16/24	(j)	Provincial	$500	231	169
Provincia de Buenos Aires/Government Bond, 5.4%, 1/20/23	(j)	Provincial	€300	155	115
Total Emerging Markets Debt				8,197	7,544

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Preferred Equity—1.4%
Qurate Retail, Inc., 8.0%		Retail	35,500	3,252	3,472
Verscend Technologies, Inc., 12.3%	(g)	Software	200	194	208
Total Preferred Equity				3,446	3,680
Convertible Preferred Stocks—0.0%
Northern Oil and Gas, Inc., 6.5%	(i) (m)	Oil & Gas	2,298	231	115
Total Convertible Preferred Stocks				231	115
Common Equity—2.0%
ATD New Holdings, Inc.	(k)	Commercial Services	4,098	75	63
California Resources Corp.	(k)	Oil & Gas	165,137	4,097	2,213
California Resources Corp., Warrants	(g) (k)	Oil & Gas	2,604	9	5
Camaieu New, Classes A-J	(k)	Apparel	10,604,587	449	5
Camaieu New, Warrants	(k)	Apparel	1,279,509	—	—

See notes to financial statements.
21

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Denbury, Inc.	(k)	Oil & Gas	46,686	$1,263	$775
Hexion Holdings Corp., Class B	(k)	Chemicals	17,363	217	182
Hexion Holdings Corp., Warrants	(k)	Chemicals	19,202	253	202
Quorum Health Corp.	(g) (k)	Healthcare-Services	48,950	492	522
Quorum Litigation Trust	(g) (k)	Healthcare-Services	157,000	—	—
Solocal Group	(k)	Internet	54,047,253	1,721	1,202
Total Common Equity				8,576	5,169
TOTAL INVESTMENTS—122.7%				$321,628	$312,505
LIABILITIES IN EXCESS OF OTHER ASSETS—(22.7)%(o)					(57,844)
NET ASSETS—100.0%					$254,661

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	12/16/20	USD	486	EUR	416	$1	$—
JPMorgan Chase Bank, N.A.	12/16/20	USD	286	EUR	242	4	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	907	EUR	771	8	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	179	EUR	152	2	—
State Street Bank and Trust Company	12/16/20	USD	723	EUR	615	6	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	293	EUR	249	3	—
BNP Paribas	12/16/20	USD	189	EUR	162	—	—
BNP Paribas	12/16/20	USD	264	EUR	223	4	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	291	EUR	245	5	—
State Street Bank and Trust Company	12/16/20	USD	261	EUR	220	5	—
State Street Bank and Trust Company	12/16/20	USD	1,434	EUR	1,207	27	—
State Street Bank and Trust Company	12/16/20	USD	1,415	EUR	1,193	24	—
State Street Bank and Trust Company	12/16/20	USD	1,711	EUR	1,447	24	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	449	EUR	381	5	—
State Street Bank and Trust Company	12/16/20	USD	801	EUR	714	—	32
State Street Bank and Trust Company	12/16/20	USD	646	EUR	576	—	26
State Street Bank and Trust Company	12/16/20	USD	790	EUR	704	—	31
State Street Bank and Trust Company	12/16/20	USD	395	EUR	352	—	16
State Street Bank and Trust Company	12/16/20	USD	10	EUR	9	—	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	64	EUR	57	—	2
State Street Bank and Trust Company	12/16/20	USD	1,226	EUR	1,087	—	41
State Street Bank and Trust Company	12/16/20	USD	3,107	EUR	2,748	—	97
State Street Bank and Trust Company	12/16/20	USD	82	EUR	72	—	2
State Street Bank and Trust Company	12/16/20	USD	116	EUR	102	—	2
State Street Bank and Trust Company	12/16/20	USD	226	EUR	197	—	4
State Street Bank and Trust Company	12/16/20	USD	150	EUR	131	—	2
State Street Bank and Trust Company	12/16/20	USD	208	EUR	180	—	2
State Street Bank and Trust Company	12/16/20	USD	597	EUR	515	—	3
State Street Bank and Trust Company	12/16/20	USD	463	EUR	399	—	2
JPMorgan Chase Bank, N.A.	12/16/20	USD	174	EUR	148	2	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	1,290	EUR	1,097	12	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	183	EUR	155	3	—
State Street Bank and Trust Company	12/16/20	USD	254	EUR	215	3	—
State Street Bank and Trust Company	12/16/20	USD	447	EUR	378	6	—

See notes to financial statements.
22

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	12/16/20	USD	228	GBP	175	$1	$—
JPMorgan Chase Bank, N.A.	12/16/20	USD	493	GBP	377	4	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	67	GBP	52	—	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	49	GBP	38	—	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	201	GBP	155	—	—
State Street Bank and Trust Company	12/16/20	USD	879	GBP	683	—	6
State Street Bank and Trust Company	12/16/20	USD	458	GBP	363	—	13
State Street Bank and Trust Company	12/16/20	USD	9	GBP	7	—	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	495	GBP	393	—	14
JPMorgan Chase Bank, N.A.	12/16/20	USD	32	GBP	25	—	1
JPMorgan Chase Bank, N.A.	12/16/20	USD	377	GBP	299	—	11
JPMorgan Chase Bank, N.A.	12/16/20	EUR	2	USD	2	—	—
JPMorgan Chase Bank, N.A.	12/16/20	EUR	5,051	USD	5,976	—	87
BNP Paribas	12/16/20	EUR	701	USD	823	—	5
BNP Paribas	12/16/20	EUR	675	USD	792	—	5
BNP Paribas	12/16/20	EUR	1,522	USD	1,786	—	11
JPMorgan Chase Bank, N.A.	12/16/20	EUR	206	USD	244	—	4
JPMorgan Chase Bank, N.A.	12/16/20	EUR	903	USD	1,068	—	16
State Street Bank and Trust Company	12/16/20	EUR	401	USD	478	—	11
State Street Bank and Trust Company	12/16/20	EUR	145	USD	172	—	3
JPMorgan Chase Bank, N.A.	12/16/20	EUR	368	USD	437	—	8
State Street Bank and Trust Company	12/16/20	EUR	785	USD	891	24	—
State Street Bank and Trust Company	12/16/20	EUR	826	USD	941	22	—
State Street Bank and Trust Company	12/16/20	EUR	603	USD	678	25	—
State Street Bank and Trust Company	12/16/20	EUR	697	USD	784	29	—
State Street Bank and Trust Company	12/16/20	EUR	607	USD	685	22	—
JPMorgan Chase Bank, N.A.	12/16/20	GBP	933	USD	1,219	—	10
JPMorgan Chase Bank, N.A.	12/16/20	GBP	714	USD	933	—	8
State Street Bank and Trust Company	12/16/20	GBP	403	USD	499	23	—
Total Forward Foreign Currency Exchange Contracts						$294	$475

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
U.S 10-Year Treasury Note	73	Short	12/21/20	10,121	$31	$—
Total Interest Rate Futures Contracts					$31	$—

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month GBP LIBOR plus a spread of 1.0%	3 Month USD LIBOR	GBP 1,658	USD 2,167	10/29/22	Quarterly	$19	$19	$—

See notes to financial statements.
23

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.775%)	3 Month USD LIBOR	EUR 4,796	USD 5,668	10/26/22	Quarterly	$74	$74	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 347	USD 418	1/16/23	Quarterly	16	16	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 1,209	USD 1,455	1/16/23	Quarterly	55	55	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month USD LIBOR	EUR 794	USD 914	10/5/23	Quarterly	(7)	—	7
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month USD LIBOR	EUR 464	USD 541	6/1/23	Quarterly	3	3	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month USD LIBOR	EUR 4,212	USD 4,909	7/20/23	Quarterly	14	14	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month USD LIBOR	EUR 720	USD 818	8/20/23	Quarterly	(17)	—	17
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR 1,977	USD 2,249	12/3/23	Quarterly	(47)	—	47
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.10375%)	3 Month USD LIBOR	EUR 1,857	USD 2,090	3/29/21	Quarterly	(71)	—	71
JPMorgan Chase Bank, N.A.	3 Month GBP LIBOR plus a spread of 0.03325%	3 Month USD LIBOR	GBP 305	USD 405	3/18/21	Quarterly	10	10	—

See notes to financial statements.
24

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.176%)	3 Month USD LIBOR	EUR 4,872	USD 5,483	7/12/21	Quarterly	$(184)	$—	$184
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.175%)	3 Month USD LIBOR	EUR 494	USD 547	9/16/21	Quarterly	(29)	—	29
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.11%)	3 Month USD LIBOR	EUR 5,456	USD 6,025	11/12/21	Quarterly	(315)	—	315
Total Cross-Currency Swaps							$(479)	$191	$670

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	1.34%	3 Month LIBOR	USD 73	4/26/51	Semi- Annually	$—	$—	$—
JPMorgan Chase Bank, N.A.	0.07%	6 Month GBP LIBOR	GBP 394	9/5/22	Annually	(1)	—	1
Goldman Sachs International	1.25%	3 Month LIBOR	USD 104	4/13/51	Semi- Annually	2	2	—
JPMorgan Chase Bank, N.A.	1.29%	3 Month LIBOR	USD 91	4/26/51	Semi- Annually	1	1	—
JPMorgan Chase Bank, N.A.	0.90%	3 Month LIBOR	USD 195	4/26/31	Semi- Annually	1	1	—
JPMorgan Chase Bank, N.A.	1.20%	3 Month LIBOR	USD 18	4/20/51	Quarterly	1	1	—
Goldman Sachs International	1.16%	3 Month LIBOR	USD 56	4/19/51	Semi- Annually	2	2	—
Morgan Stanley Capital Services LLC	1.83%	12 Month US Consumer Price Index	USD 1,672	9/9/25	Annually	3	3	—
Goldman Sachs International	1.84%	12 Month US Consumer Price Index	USD 1,753	9/11/25	Annually	1	1	—
Goldman Sachs International	1.18%	3 Month LIBOR	USD 33	4/16/51	Semi- Annually	1	1	—

See notes to financial statements.
25

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	0.68%	3 Month LIBOR	USD 1,391	10/20/30	Semi- Annually	$26	$26	$—
JPMorgan Chase Bank, N.A.	0.66%	3 Month LIBOR	USD 53	1/13/31	Semi- Annually	1	1	—
Total Interest Rate Swaps						$38	$39	$1

Total Return Debt Swaps(g)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/50), Series 2006	USD 700	12/1/21	Monthly	$23	$23	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/47), Series 2007	USD 619	6/1/24	Monthly	16	16	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/44), Series 2006C	USD 403	6/1/22	Monthly	9	9	—

See notes to financial statements.
26

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/56), Series 2007F	USD 247	12/1/24	Monthly	$ 4	$ 4	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds La Mission Village Apartments Project, 5.75%, 5/1/49), Series 2006Q	USD 223	9/1/23	Monthly	1	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/49), Series 2005U	USD 178	9/1/22	Monthly	—	—	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 3/1/45), Series 2006PP	USD 273	6/1/23	Monthly	(1)	—	1

See notes to financial statements.
27

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/49), Series 2006	USD 369	6/1/23	Monthly	$(1)	$—	$1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/55), Series 2006A	USD 587	12/1/23	Monthly	(1)	—	1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Galen Terrace Apartments Project, 6.00%, 2/1/49), Series 2006	USD 221	3/1/22	Monthly	(3)	—	3
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	South Carolina State Housing Finance and Development Authority Multifamily Housing Revenue Bonds (Wyndham Pointe Apartments Project, 6.60%, 9/1/48), Series 2004	USD 362	12/1/21	Monthly	(4)	—	4

See notes to financial statements.
28

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/48), Series 2006	USD 374	6/1/23	Monthly	$(7)	$—	$7
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 6.50%, 9/1/43), Series 2005D	USD 439	6/1/23	Monthly	(10)	—	10
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Roseville, Minnesota Multifamily Housing Revenue Bonds (Centennial Apartments Project, 5.75%, 1/1/51), Series 2007	USD 609	9/1/24	Monthly	(10)	—	10
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Churchill at Pinnacle Park, 6.55%, 7/1/44), Series 2004	USD 494	9/1/21	Monthly	(10)	—	10

See notes to financial statements.
29

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (The Villas at Costa Cadiz, 6.50%, 1/1/49), Series 2004	USD 409	12/1/23	Monthly	$(12)	$—	$12
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/50), Series 2006	USD 601	12/1/23	Monthly	(12)	—	12
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Houston Housing Finance Corporation Multifamily Housing Revenue Bonds (Kensington Place Apartments, 6.50%, 2/1/48), Series 2004	USD 631	9/1/21	Monthly	(22)	—	22
Total Total Return Debt Swaps						$(40)	$53	$93

(a)Security may be an obligation of one or more entities affiliated with the named company.

(b)Denominated in U.S. dollars unless otherwise noted.

(c)Fair value is determined by the board of trustees of FS Credit Income Fund (the “Fund”). See Notes 2 and 8 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies.

(d)Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of October 31, 2020, the one-month, three-month, and six-month London Interbank Offered Rate (“LIBOR” or “L”) was 0.14%, 0.22% and 0.24%, respectively, the three-month and six-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was (0.52)% and (0.52)%, respectively, the six-month GBP London Interbank Offered Rate (“GBP LIBOR”) was 0.06%, and the prime rate (“Prime” or “P”) was 3.25%.

(e)Position or portion thereof unsettled as of October 31, 2020.

(f)Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.

(g)Security is classified as Level 3 in the Fund’s fair value hierarchy (See Note 8).

(h)Security is in default.

See notes to financial statements.
30

FS Credit Income Fund

Schedule of Investments (continued)

As of October 31, 2020 (in thousands, except share amounts)

(i)Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $145,812, which represents approximately 57.3% of net assets as of October 31, 2020.

(j)Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of October 31, 2020, there were no securities rehypothecated by BNP.

(k)Security is non-income producing.

(l)Variable rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(m)The security has a perpetual maturity; the date displayed is the next call date.

(n)Issued with a zero coupon. Income is recognized through the accretion of discount.

(o)Includes the effect of forward foreign currency exchange contracts, futures contracts and swap contracts.

CDO - Collateralized Debt Obligation

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

FRN - Floating Rate Note

GBP - British Pound

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

SIFMA - Securities Industry and Financial Markets Association

USD - U.S. Dollar

FS Credit Income Fund

Statement of Assets and Liabilities

(in thousands, except share and per share amounts)

See notes to financial statements.
31

October 31, 2020
Assets
Investments, at fair value (amortized cost—$321,628)	$312,505
Cash	6,331
Restricted cash	2,566
Foreign currency (cost—$2,475)	2,470
Collateral held at broker(1)	281
Receivable for investments sold	4,495
Receivable from Fund shares sold	1,215
Reimbursement due from adviser(2)	193
Interest receivable	3,931
Unrealized appreciation on forward foreign currency exchange contracts	294
Unrealized appreciation on swap contracts	283
Receivable for variation margin on futures contracts	31
Payment due from broker	6
Prepaid expenses and other assets	42
Total assets	$334,643

Liabilities
Financing arrangement payable	$65,987
Unrealized depreciation on forward foreign currency exchange contracts	475
Unrealized depreciation on swap contracts	764
Collateral due to broker	302
Payable for investments purchased	10,717
Management fees payable	1,267
Administrative services expense payable	30
Accounting and administrative fees payable	72
Interest expense payable	53
Professional fees payable	154
Trustees’ fees payable	29
Shareholder service fee—Class A	2
Shareholder service and distribution fees—Class T	1
Distribution fee—Class U	25
Other accrued expenses and liabilities	104
Total liabilities	$79,982
Net assets	$254,661

Commitments and contingencies ($1,871)(3)

Composition of net assets
Common shares, $0.001 par value, unlimited shares authorized	$21
Capital in excess of par value	263,371
Accumulated earnings (deficit)	(8,731)
Net assets	$254,661

Class A Shares
Net Assets	$9,175
Shares Outstanding	748,523
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.26
Maximum Offering Price Per Share ($12.26 ÷ 94.25% of net asset value per share)	$13.01

Class I Shares
Net Assets	$197,633
Shares Outstanding	16,079,816
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.29

Class T Shares
Net Assets	$1,895
Shares Outstanding	154,266
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.28
Maximum Offering Price Per Share ($12.28 ÷ 96.50% of net asset value per share)	$12.73

Class U Shares
Net Assets	$45,958
Shares Outstanding	3,754,756
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.24

(1)Represents cash on deposit at broker.

(2)See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(3)See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to financial statements.
32

FS Credit Income Fund

Statement of Operations

(in thousands)

Year Ended October 31, 2020
Investment income
Interest income	$17,259
Fee income	137
Total investment income	17,396

Operating expenses
Management fees	4,370
Administrative services expenses	39
Accounting and administrative fees	431
Interest expense	778
Professional fees	342
Trustees’ fees	38
Shareholder service fee—Class A	28
Shareholder service and distribution fees—Class T	6
Distribution fee—Class U	115
Other general and administrative expenses	527
Total operating expenses	6,674
Less: Expense reimbursement(1)	(767)
Net operating expenses	5,907
Net investment income	11,489

Realized and unrealized gain/loss
Net realized gain (loss) on investments	2,727
Net realized gain (loss) on forward foreign currency exchange contracts	534
Net realized gain (loss) on swap contracts	716
Net realized gain (loss) on investments sold short	7
Net realized gain (loss) on futures contracts	(659)
Net realized gain (loss) on foreign currency	(77)
Net change in unrealized appreciation (depreciation) on investments	(5,820)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(245)
Net change in unrealized appreciation (depreciation) on swap contracts	(1,323)
Net change in unrealized appreciation (depreciation) on investments sold short	(18)
Net change in unrealized appreciation (depreciation) on futures contracts	(85)
Net change in unrealized gain (loss) on foreign currency	36
Total net realized gain (loss) and unrealized appreciation (depreciation)	(4,207)
Net increase (decrease) in net assets resulting from operations	$7,282

(1)See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

See notes to financial statements.
33

FS Credit Income Fund

Statements of Changes in Net Assets

(in thousands)

	Year Ended October 31,
	2020	2019
Operations
Net investment income	$11,489	$8,110
Net realized gain (loss)	3,248	1,089
Net change in unrealized appreciation (depreciation) on investments	(5,820)	(2,544)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(245)	(206)
Net change in unrealized appreciation (depreciation) on swap contracts	(1,323)	324
Net change in unrealized appreciation (depreciation) on investments sold short	(18)	(10)
Net change in unrealized appreciation (depreciation) on futures contracts	(85)	54
Net change in unrealized gain (loss) on foreign currency	36	(51)
Net increase (decrease) in net assets resulting from operations	7,282	6,766

Shareholder distributions(1)
Distributions to shareholders
Class A	(620)	(414)
Class I	(11,715)	(9,068)
Class T	(75)	(24)
Class U	(1,012)	(0)
Net decrease in net assets resulting from shareholder distributions	(13,422)	(9,506)

Capital share transactions(2)
Net increase in net assets resulting from capital share transactions	58,617	96,632
Total increase in net assets	52,477	93,892
Net assets at beginning of year	202,184	108,292
Net assets at end of year	$254,661	$202,184

(1)See Note 5 for a discussion of the sources of distributions paid by the Fund.

(2)See Note 3 for a discussion of the Fund’s common share transactions.

See notes to financial statements.
34

FS Credit Income Fund

Statement of Cash Flows

(in thousands)

Year Ended October 31, 2020
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$7,282
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(501,047)
Proceeds from sales and repayments of investments	424,677
Investments sold short, net	(730)
Net realized (gain) loss on investments	(2,727)
Net realized (gain) loss on investments sold short	(7)
Net change in unrealized (appreciation) depreciation on investments	5,820
Net change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	245
Net change in unrealized (appreciation) depreciation on swap contracts	1,323
Net change in unrealized (appreciation) depreciation on investments sold short	18
Net change in unrealized (appreciation) depreciation on futures contracts	85
Accretion of discount	(1,604)
(Increase) decrease in collateral held at broker	158
(Increase) decrease in receivable for investments sold	479
(Increase) decrease in reimbursement due from adviser(1)	74
(Increase) decrease in interest receivable	(1,053)
(Increase) decrease in swap income receivable	116
(Increase) decrease in payment due from broker	(6)
(Increase) decrease in prepaid expenses and other assets	(17)
Increase (decrease) in collateral due to broker	(102)
Increase (decrease) in payable for investments purchased	1,040
Increase (decrease) in management fees payable	306
Increase (decrease) in administrative services expenses payable	13
Increase (decrease) in accounting and administrative fees payable	4
Increase (decrease) in interest expense payable	(36)
Increase (decrease) in professional fees payable	(46)
Increase (decrease) in swap income payable	(40)
Increase (decrease) in interest payable for investments sold short	(3)
Increase (decrease) in trustees’ fees payable	5
Increase (decrease) in shareholder service fee—Class A	0
Increase (decrease) in shareholder service and distribution fees—Class T	1
Increase (decrease) in distribution fee—Class U	25
Increase (decrease) in other accrued expenses and liabilities	9
Net cash provided by (used in) operating activities	(65,738)

Cash flows from financing activities
Issuance of common shares	104,603
Repurchases of common shares	(51,611)
Shareholder distributions paid	(7,992)
Borrowings under financing arrangement(2)	117,796
Repayments under financing arrangement(2)	(87,903)
Net cash provided by (used in) financing activities	74,893
Total increase (decrease) in cash	9,155
Cash, restricted cash and foreign currency at beginning of year	2,212
Cash, restricted cash and foreign currency at end of year(3)	$11,367

Supplemental disclosure
Reinvestment of shareholder distributions	$5,430

(1)See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)See Note 9 for a discussion of the Fund’s financing arrangement. During the year ended October 31, 2020, borrowings under the financing arrangement included $814 of capitalized interest.

(3)Balance includes cash and foreign currency of $8,801 and restricted cash of $2,566. Restricted cash is the cash collateral required to be posted pursuant to the Fund’s derivative contracts.

See notes to financial statements.
35

FS Credit Income Fund

Financial Highlights—Class A Shares

(in thousands, except share and per share amounts)

	Year Ended October 31,		Period from June 1, 2018 (Commencement of Operations) through October 31, 2018
	2020	2019
Per Share Data:(1)
Net asset value, beginning of period	$12.71	$12.87	$12.89
Results of operations
Net investment income(2)	0.61	0.63	0.23
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.34)	(0.06)	0.12
Net increase in net assets resulting from operations	0.27	0.57	0.35
Shareholder Distributions:(3)
Distributions from net investment income	(0.72)	(0.73)	(0.37)
Distributions from net realized gain on investments	—	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.72)	(0.73)	(0.37)
Net asset value, end of period	$12.26	$12.71	$12.87
Shares outstanding, end of period	748,523	949,993	69,904
Total return(4)	2.48%	4.56%	2.72	%(5)
Ratio/Supplemental Data:
Net assets, end of period	$9,175	$12,072	$900
Ratio of net investment income to average net assets(6)(7)	4.98%	4.92%	4.30%
Ratio of total expenses to average net assets(6)	3.22%	3.34%	4.28%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.35)%	(0.55)%	(1.59)%
Ratio of net expenses to average net assets(6)	2.87%	2.79%	2.69%
Portfolio turnover rate	166%	126%	114	%(5)
Total amount of senior securities outstanding exclusive of treasury securities	$65,987	$36,094	$10,175
Asset coverage, per $1,000 of credit facility borrowings(8)	$4,859	$6,602	$11,643
Asset coverage ratio per unit(8)	4.86	6.60	11.64

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)Information presented is not annualized.

(6)Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.63%, 4.37%, and 2.71% for the years ended October 31, 2020 and 2019, and for the period from June 1, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)Represents value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to financial statements.
36

FS Credit Income Fund

Financial Highlights—Class I Shares

(in thousands, except share and per share amounts)

	Year Ended October 31,
	2020	2019	2018
Per Share Data:(1)
Net asset value, beginning of year	$12.74	$12.89	$12.50
Results of operations
Net investment income(2)	0.64	0.66	0.56
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.34)	(0.06)	0.39
Net increase in net assets resulting from operations	0.30	0.60	0.95
Shareholder Distributions:(3)
Distributions from net investment income	(0.75)	(0.75)	(0.56)
Distributions from net realized gain on investments	—	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.75)	(0.75)	(0.56)
Net asset value, end of year	$12.29	$12.74	$12.89
Shares outstanding, end of year	16,079,816	14,845,927	8,322,844
Total return(4)	2.76%	4.82%	7.68%
Ratio/Supplemental Data:
Net assets, end of year	$197,633	$189,185	$107,317
Ratio of net investment income to average net assets(5)(6)	5.27%	5.17%	4.38%
Ratio of total expenses to average net assets(5)	2.97%	3.09%	3.65%
Ratio of expense reimbursement from adviser to average net assets(5)	(0.35)%	(0.55)%	(1.33)%
Ratio of net expenses to average net assets(5)	2.62%	2.54%	2.32%
Portfolio turnover rate	166%	126%	114	%(7)
Total amount of senior securities outstanding exclusive of treasury securities	$65,987	$36,094	$10,175
Asset coverage, per $1,000 of credit facility borrowings(8)	$4,859	$6,602	$11,643
Asset coverage ratio per unit(8)	4.86	6.60	11.64

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(6)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.92%, 4.62%, and 3.05% for the years ended October 31, 2020, 2019 and 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(7)Information presented is not annualized.

(8)Represents value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to financial statements.
37

FS Credit Income Fund

Financial Highlights—Class T Shares

(in thousands, except share and per share amounts)

	Year Ended October 31,		Period from August 14, 2018 (Commencement of Operations) through October 31, 2018
	2020	2019
Per Share Data:(1)
Net asset value, beginning of period	$12.74	$12.90	$13.03
Results of operations
Net investment income(2)	0.58	0.60	0.12
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.35)	(0.06)	(0.07)
Net increase in net assets resulting from operations	0.23	0.54	0.05
Shareholder Distributions:(3)
Distributions from net investment income	(0.69)	(0.70)	(0.18)
Distributions from net realized gain on investments	—	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.69)	(0.70)	(0.18)
Net asset value, end of period	$12.28	$12.74	$12.90
Shares outstanding, end of period	154,266	71,205	5,832
Total return(4)	2.19%	4.36%	0.39	%(5)
Ratio/Supplemental Data:
Net assets, end of period	$1,895	$907	$75
Ratio of net investment income to average net assets(6)(7)	4.80%	4.67%	4.28%
Ratio of total expenses to average net assets(6)	3.48%	3.59%	4.18%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.35)%	(0.55)%	(1.14)%
Ratio of net expenses to average net assets(6)	3.13%	3.04%	3.04%
Portfolio turnover rate	166%	126%	114	%(5)
Total amount of senior securities outstanding exclusive of treasury securities	$65,987	$36,094	$10,175
Asset coverage, per $1,000 of credit facility borrowings(8)	$4,859	$6,602	$11,643
Asset coverage ratio per unit(8)	4.86	6.60	11.64

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class T common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)Information presented is not annualized.

(6)Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.45%, 4.12%, and 3.14% for the years ended October 31, 2020 and 2019, and for the period from August 14, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)Represents value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to financial statements.
38

FS Credit Income Fund

Financial Highlights—Class U Shares

(in thousands, except share and per share amounts)

	Year Ended October 31, 2020	Period from September 17, 2019 (Commencement of Operations) through October 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$12.73	$13.06
Results of operations
Net investment income(2)	0.57	0.07
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.36)	(0.22)
Net increase (decrease) in net assets resulting from operations	0.21	(0.15)
Shareholder Distributions:(3)
Distributions from net investment income	(0.70)	(0.18)
Net decrease in net assets resulting from shareholder distributions	(0.70)	(0.18)
Net asset value, end of period	$12.24	$12.73
Shares outstanding, end of period	3,754,756	1,531
Total return(4)	2.03%	(1.12	)%(5)
Ratio/Supplemental Data:
Net assets, end of period	$45,958	$20
Ratio of net investment income to average net assets(6)(7)	4.75%	4.28%
Ratio of total expenses to average net assets(6)	3.73%	3.85%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.34)%	(0.55)%
Ratio of net expenses to average net assets(6)	3.39%	3.30%
Portfolio turnover rate	166%	126	%(5)
Total amount of senior securities outstanding exclusive of treasury securities	$65,987	$36,094
Asset coverage, per $1,000 of credit facility borrowings(8)	$4,859	$6,602
Asset coverage ratio per unit(8)	4.86	6.60

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class U common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the period on a per class basis and does not represent an actual return to shareholders.

(5)Information presented is not annualized.

(6)Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.41% and 3.73% for the year ended October 31, 2020 and for the period from September 17, 2019 (Commencement of Operations) through October 31, 2019, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)Represents value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

FS Credit Income Fund

Notes to Financial Statements

(in thousands, except share and per share amounts)

39

Note 1. Principal Business and Organization

FS Credit Income Fund (the “Fund”) was formed as a Delaware statutory trust under the Delaware Statutory Trust Act on October 27, 2016 and commenced investment operations on November 1, 2017. Prior to commencing investment operations, the Fund had no operations except for matters relating to its organization and registration as a non-diversified, closed-end management investment company.

The Fund is a continuously offered, non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund offers seven classes of shares of beneficial interest — Class A Shares, Class I Shares, Class L Shares, Class M Shares, Class T Shares, Class U Shares and Class U-2 Shares (each defined below), which are substantially the same except that each class of shares has different sales charges and expenses. Shares are offered at a public offering price equal to the then-current net asset value per share of the applicable class, plus, in the case of Class A Shares, Class L Shares, Class T Shares and Class U-2 Shares, the applicable Sales Load. “Sales Load” includes selling commissions of up to 5.75% for Class A Shares, up to 3.5% for Class L Shares and Class T Shares and up to 2.5% for Class U-2 Shares. Class U-2 Shares commenced operations on December 18, 2020. The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”), as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).

The Fund’s investment objective is to provide attractive total returns, which will include current income and capital appreciation. Under normal investment conditions, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in debt obligations. The securities acquired by the Fund may include all types of debt and equity obligations and may have varying terms with respect to collateralization, seniority or subordination, purchase price, convertibility, interest payments and maturity. There is no geographical or currency limitation on securities acquired by the Fund. The Fund may purchase debt and equity securities of non-U.S. governments and corporate entities domiciled outside of the U.S., including emerging market issuers.

The investment adviser to the Fund, FS Credit Income Advisor, LLC (“FS Credit Income Advisor”), oversees the management of the Fund’s activities and is responsible for developing investment guidelines with the GoldenTree Sub-Advisor (as defined below) and overseeing investment decisions for the Fund’s portfolio. FS Credit Income Advisor has engaged GoldenTree Asset Management Credit Advisor LLC (the “GoldenTree Sub-Advisor”), a wholly owned subsidiary of GoldenTree Asset Management LP (“GoldenTree”), to act as the Fund’s investment sub-adviser and make investment decisions for the Fund’s portfolio, subject to the oversight of FS Credit Income Advisor.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation: The accompanying financial statements of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Fund has evaluated the impact of subsequent events through the date the financial statements were issued.

Use of Estimates: The preparation of the Fund’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.

Cash and Cash Equivalents: The Fund considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Fund may invest its cash in an institutional money market fund, which is stated at fair value. The Fund’s uninvested cash is maintained with a high credit quality financial institution.

Valuation of Portfolio Investments: The Fund determines the net asset value (“NAV”) of its common shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session. Each Class A share of beneficial interest (“Class A Share”), Class L share of beneficial interest (“Class L Share”), Class T share of beneficial interest (“Class T Share”) and Class U-2 share of beneficial interest (“Class U-2 Share”) is offered at NAV plus the applicable sales load, while each Class I share of beneficial interest (“Class I Share”), Class M share of beneficial interest (“Class M Share”) and Class U share of beneficial interest (“Class U Share”) is offered at NAV. The Fund calculates NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV is determined. As such, the NAV of each class of shares may vary if the Fund sells different amounts of shares per class, among other things. The Fund calculates NAV by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Fund (the value of securities, plus cash or other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares. The Fund’s assets and liabilities are valued in accordance with the principles set forth below.

40

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

FS Credit Income Advisor values the Fund’s assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the Fund’s board of trustees (“Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to FS Credit Income Advisor. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Fund expects that its portfolio will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated OTC secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”).

For purposes of calculating NAV, the Fund uses the following valuation methods:

• The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

• If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Fund values such investments using quotations obtained from an approved independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. If a quoted price obtained from such service is deemed by FS Credit Income Advisor to be unreliable (and therefore, not readily available), FS Credit Income Advisor may recommend that the investment be fair valued by some other means, including, but not limited to, a valuation provided by an approved independent third-party valuation firm. For investments for which an approved independent third-party pricing service is unable to obtain quoted prices, the Fund will obtain bid and ask prices directly from dealers who make a market in such investments. In all such cases, investments are valued at the mid-point of the prevailing bid and ask prices obtained from such sources unless there is a compelling reason to use some other value within the bid-ask range and the justification is documented and retained by FS Credit Income Advisor.

• To the extent that the Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Fund will value such investments at fair value as determined in good faith by FS Credit Income Advisor, under supervision of the Board, in accordance with the Fund’s valuation policy and pursuant to authority delegated by the Board. In making such determination, it is expected that FS Credit Income Advisor, under supervision of the Board, may rely upon valuations obtained from an approved independent third-party valuation firm. With respect to these investments for which market quotations are not readily available, the Fund will undertake a multi-step fair valuation process each quarter, as described below:

• Weekly and as of each quarter end, FS Credit Income Advisor will review and document preliminary valuations for each investment, which valuations may be obtained from an approved independent third-party valuation service, if applicable;

• Quarterly, FS Credit Income Advisor will provide the audit committee of the Board with preliminary valuations for each investment;

• The preliminary valuations will then be presented to and discussed with the audit committee of the Board;

•The audit committee of the Board will review the preliminary valuations and FS Credit Income Advisor, together with any approved independent third-party valuation service, if applicable, will respond to and supplement the preliminary valuations to reflect any comments provided by the audit committee of the Board;

• Following its review, the audit committee of the Board will approve the fair valuation of the Fund’s investments and will recommend that the Board similarly approve the fair valuation of the Fund’s investments; and

• The Board will discuss the valuation of the Fund’s investments and will determine the fair value of each such investment in the portfolio in good faith based on various statistical and other factors, including the input and recommendation of FS Credit Income Advisor, the audit committee of the Board and any approved independent third-party valuation service, if applicable.

41

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Determination of fair value involves subjective judgments and estimates. Accordingly, these notes to the Fund’s financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Fund’s financial statements. In making its determination of fair value, FS Credit Income Advisor, under supervision of the Board, may use any approved independent third-party pricing or valuation services; provided that FS Credit Income Advisor, under supervision of the Board, shall not be required to determine fair value in accordance with the valuation provided by any single source, and FS Credit Income Advisor, under supervision of the Board, shall retain the discretion to use any relevant data, including information obtained by FS Credit Income Advisor, any investment sub-adviser or from any approved independent third-party valuation or pricing service, that FS Credit Income Advisor, under supervision of the Board, deems to be reliable in determining fair value under the circumstances.

Below is a description of factors that FS Credit Income Advisor, any approved independent third-party valuation service and the Board may consider when determining the fair value of the Fund’s investments.

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing yields for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into valuation models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the borrower in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.

For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (i.e. the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.

The Fund’s equity interests in companies for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, will be valued at fair value. FS Credit Income Advisor, under supervision of the Board, in its determination of fair value, may consider various factors, including, but not limited to, multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or non-recurring costs related to an acquisition, recapitalization, restructuring or other related items.

FS Credit Income Advisor, any approved independent third-party valuation service and the Board may also consider private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the companies, the acquisition price of such investment or industry practices in determining fair value. FS Credit Income Advisor, any approved independent third-party valuation service and the Board may also consider the size and scope of a company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the company relative to comparable firms, as well as such other factors as FS Credit Income Advisor, under supervision of the Board, and any approved independent third-party valuation service, if applicable, may consider relevant in assessing fair value.

When the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Publicly traded securities that carry certain restrictions on sale will typically be valued at a discount from the public market values of the securities, where applicable.

If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by FS Credit Income Advisor, under supervision of the Board, in consultation with any approved independent third-party valuation service, if applicable.

Forward foreign currency exchange contracts typically will be valued at their quoted daily prices obtained from an independent third party. Futures contracts traded on exchanges typically will be valued daily at their last sale price. Swaps (other than centrally cleared) typically will be valued at their prices obtained from an independent third party and are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by brokers/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty. The aggregate settlement values and notional amounts of the forward foreign

42

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

currency exchange contracts, futures contracts and swaps will not be recorded in the statement of assets and liabilities. Fluctuations in the value of the forward foreign currency exchange contracts, futures contracts and swaps will be recorded in the statement of assets and liabilities as an asset (liability) and in the statement of operations as unrealized appreciation (depreciation) until the contracts are closed, when they will be recorded as net realized gain (loss).

The Board is responsible for the valuation of the Fund’s portfolio investments at fair value as determined in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process. The Board has delegated day-to-day responsibility for implementing the Fund’s valuation policy to FS Credit Income Advisor, and has authorized FS Credit Income Advisor to utilize independent third-party valuation and pricing services that have been approved by the Board. The audit committee of the Board is responsible for overseeing FS Credit Income Advisor’s implementation of the Fund’s valuation process.

Revenue Recognition: Security transactions are accounted for on their trade date. The Fund records interest income on an accrual basis to the extent that it expects to collect such amounts. The Fund records dividend income and distributions on the ex-date. The Fund does not accrue as a receivable interest on loans or dividends on securities if it has reason to doubt its ability to collect such income. The Fund’s policy is to place investments on non-accrual status when there is reasonable doubt the interest income will be collected. The Fund considers many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Fund will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Fund’s judgment.

Loan origination fees, original issue discount, market discount and market premium are capitalized and such amounts are amortized as interest income, using the effective interest method, over the respective term of the loan or security, except market premium on callable bonds, which are amortized to the call date. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums on loans and securities as fee income when it receives such amounts.

Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments are calculated by using the specific identification method. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.

Organization and Offering Costs: Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. For the period from October 27, 2016 (Inception) through October 31, 2017, the Fund incurred organization costs of $128, which were paid by Franklin Square Holdings, L.P. (“FS Investments”), the Fund’s sponsor and an affiliate of FS Credit Income Advisor (see Note 4). The Fund did not incur any organization costs during the years ended October 31, 2020, 2019 and 2018. FS Investments has agreed to assume the Fund’s organization costs and will not seek reimbursement of such costs. Prior to April 6, 2018, offering costs primarily included marketing expenses, salaries and other direct expenses of FS Credit Income Advisor’s and GoldenTree’s personnel and employees of their affiliates while engaged in marketing the Fund’s common shares. Following April 6, 2018, offering costs primarily include third-party expenses incurred in marketing the Fund’s common shares. Effective April 6, 2018, FS Investments has agreed to assume all of the Fund’s prior and future offering costs and will not seek reimbursement of such costs. For the period from October 27, 2016 (Inception) through April 6, 2018, the Fund incurred offering costs of $1,681 which were paid on its behalf by FS Investments (see Note 4).

Income Taxes: The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. To maintain the Fund’s qualification as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally the Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, the Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. The Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. The Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.

43

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Uncertainty in Income Taxes: The Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the Fund’s financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its statement of operations. During the years ended October 31, 2020 and 2019, the Fund did not incur any interest or penalties.

The Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax for uncertain tax positions is required in the Fund’s financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, are used to obtain exposure to a particular market. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Interest Rate Futures Contracts: The Fund enters into interest rate futures contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, changes in interest rates (interest rate risk). An interest rate futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Interest rate futures contracts, when used by the Fund, help to manage the overall exposure to rising interest rates.

Cross-currency Swaps: The Fund enters into cross-currency swaps to gain or mitigate exposure on foreign currency exchange rate risk. Cross-currency swaps are contracts in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. Cross-currency swaps, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated. Cross-currency swaps involve an agreement to exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then-current spot rate.

Interest Rate Swaps: The Fund enters into interest rate swaps to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. An interest rate swap contract is an exchange of interest rates between counterparties. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund enters into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal.

Total Return Swaps: The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market with another market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Credit Default Swaps: The Fund enters into credit default swaps to manage credit risk, gain exposure to a credit in which it may otherwise invest or to enhance its returns. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a specified credit event with respect to the issuer of the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no specified credit event occurs, the Fund would have paid the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement.

44

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Distributions: Distributions to the Fund’s shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, the Fund currently intends to authorize, declare and pay ordinary cash distributions on a quarterly basis. Subject to the Board’s discretion and applicable legal restrictions, the Fund from time to time may also pay special interim distributions in the form of cash or shares. At least annually, the Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any.

Note 3. Share Transactions

Below is a summary of transactions with respect to the Fund’s common shares during the years ended October 31, 2020 and 2019:

	For the Year Ended October 31,
	2020		2019
Class A Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	314,814	$3,994	931,354	$12,046
Reinvestment of Distributions	27,265	322	17,141	218
Total Gross Proceeds	342,079	4,316	948,495	12,264
Commissions and Dealer Manager Fees	—	(53)	—	(112)
Net Proceeds to the Fund	342,079	4,263	948,495	12,152
Share Repurchase Program	(470,403)	(5,750)	(66,548)	(857)
Transfers Out	(73,146)	(760)	(1,858)	(23)
Net Proceeds from Class A Share Transactions	(201,470)	$(2,247)	880,089	$11,272

	For the Year Ended October 31,
	2020		2019
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	4,512,473	$54,992	7,517,263	$97,252
Reinvestment of Distributions	350,558	4,117	230,848	2,930
Total Gross Proceeds	4,863,031	59,109	7,748,111	100,182
Share Repurchase Program	(3,702,073)	(45,281)	(1,226,881)	(15,710)
Transfers In	72,931	760	1,853	23
Net Proceeds from Class I Share Transactions	1,233,889	$14,588	6,523,083	$84,495

	For the Year Ended October 31,
	2020		2019
Class T Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	83,248	$1,085	63,722	$853
Reinvestment of Distributions	5,557	66	1,662	21
Total Gross Proceeds	88,805	1,151	65,384	874
Commissions and Dealer Manager Fees	—	(37)	—	(29)
Net Proceeds to the Fund	88,805	1,114	65,384	845
Share Repurchase Program	(5,744)	(62)	(11)	—
Net Proceeds from Class T Share Transactions	83,061	$1,052	65,373	$845

	For the Year Ended October 31, 2020		Period from September 17, 2019 (Commencement of Operations) through October 31, 2019
Class U	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	3,717,586	$44,817	1,543	$20
Reinvestment of Distributions	77,545	925	—	—
Total Gross Proceeds	3,795,131	45,742	1,543	20
Share Repurchase Program	(41,906)	(518)	(12)	—
Net Proceeds from Class U Share Transactions	3,753,225	$45,224	1,531	$20
Net Proceeds to the Fund	4,868,705	$58,617	7,470,076	$96,632

45

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

Share Repurchase Program

The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, provides a limited degree of liquidity to shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at regular intervals a specified percentage of its outstanding shares at the NAV of the applicable class.

Once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (“Repurchase Request Deadline”). Shares will be repurchased at the respective NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (“Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an individual retirement account or other qualified retirement plan.

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the U.S. Securities and Exchange Commission (“SEC”) may by order permit for the protection of shareholders of the Fund.

During the year ended October 31, 2020, the Fund engaged in repurchase offers as follows:

Repurchase Request Deadline	Repurchase Offer Amount (as a percentage of outstanding shares)	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Tendered (all classes)
January 15, 2020	7%	1,165,333	6.69%
March 18, 2020	5%	838,842	4.82%
June 17, 2020	5%(1)	1,257,575	6.50%
September 16, 2020	5%	958,376	4.72%
Total		4,220,126

(1)The Fund repurchased the additional 1.50% of outstanding shares tendered pursuant to Rule 23c-3(b)(5) of the 1940 Act.

Distribution Plan

The Fund, with respect to its Class L, Class M, Class T, Class U and Class U-2 Shares, is authorized under a distribution plan to pay to the Fund’s distributor a distribution fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class L, Class M, Class T, Class U and Class U-2 Shares. The plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an

46

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

exemptive order under the 1940 Act which permits it to have asset-based distribution fees. Under the distribution plan, the Fund pays a distribution fee at an annual rate of 0.25% of average daily net assets for Class L, Class M and Class T Shares, 0.50% of average daily net assets for Class U-2 Shares and 0.75% of average daily net assets for Class U Shares attributable to the respective share classes for remittance to financial intermediaries, as compensation for distribution and/or maintenance of shareholder accounts performed by such financial intermediaries for beneficial shareholders of the Fund. For the year ended October 31, 2020, Class T and Class U Shares incurred distribution fees of $3 and $115, respectively.

Shareholder Service Expenses

The Fund has adopted a shareholder services plan with respect to its Class A, Class L, Class T and Class U-2 Shares under which the Fund may compensate financial industry professionals or firms for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include (i) electronic processing of client orders, (ii) electronic fund transfers between clients and the Fund, (iii) account reconciliations with the Fund’s transfer agent, (iv) facilitation of electronic delivery to clients of Fund documentation, (v) monitoring client accounts for back-up withholding and any other special tax reporting obligations, (vi) maintenance of books and records with respect to the foregoing, (vii) responding to customer inquiries of a general nature regarding the Fund; (viii) responding to customer inquiries and requests regarding Statements of Additional Information, shareholder reports, notices, proxies and proxy statements, and other Fund documents; (ix) assisting customers in changing account options, account designations and account addresses, and (x) such other information and liaison services as the Fund or FS Credit Income Advisor may reasonably request. Under the shareholder services plan, the Fund, with respect to Class A, Class L, Class T and Class U-2 Shares, may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to Class A, Class L, Class T and Class U-2 Shares, respectively. For the year ended October 31, 2020, Class A and Class T shares incurred shareholder service fees of $28 and $3, respectively.

Note 4. Related Party Transactions

Compensation of the Investment Adviser, Sub-Adviser and their Affiliates

Pursuant to the investment advisory agreement (as amended, “Investment Advisory Agreement”), dated as of September 18, 2017, by and between the Fund and FS Credit Income Advisor, FS Credit Income Advisor is entitled to a management fee in consideration of the advisory services provided by FS Credit Income Advisor to the Fund. FS Credit Income Advisor is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Fund.

Pursuant to the investment sub-advisory agreement (“Sub-Advisory Agreement”), dated as of September 18, 2017, by and among the Fund, FS Credit Income Advisor and the GoldenTree Sub-Advisor, the GoldenTree Sub-Advisor is entitled to receive a sub-advisory fee (payable out of the management fee) equal to 0.775% (on an annualized basis) of the Fund’s average daily gross assets.

The management fee is calculated and payable quarterly in arrears at the annual rate of 1.60% of the Fund’s average daily gross assets during such period. Prior to April 6, 2018, the management fee was 1.75% of the Fund’s average daily gross assets. All or any part of the management fee not taken as to any quarter will be deferred without interest and may be taken in any such other quarter as FS Credit Income Advisor may determine.

Pursuant to the amended and restated administration agreement (“Administration Agreement”), dated as of April 6, 2018, by and between the Fund and FS Credit Income Advisor, the Fund reimburses FS Credit Income Advisor and the GoldenTree Sub-Advisor, as applicable, for their respective actual costs incurred in providing administrative services to the Fund, including the allocable portion of the compensation and related expenses of certain personnel of FS Investments and the GoldenTree Sub-Advisor providing administrative services to the Fund on behalf of FS Credit Income Advisor, subject to the limitations set forth in the Administration Agreement and the Expense Limitation Agreement (as defined below). Such services include general ledger accounting, fund accounting, legal services, investor relations and other administrative services. FS Credit Income Advisor also performs, or oversees the performance of, the Fund’s corporate operations and required administrative services, which includes being responsible for the financial records that the Fund is required to maintain and preparing reports to the Fund’s shareholders and reports filed with the SEC. In addition, FS Credit Income Advisor assists the Fund in calculating its NAV, overseeing the preparation and filing of its tax returns and the printing and dissemination of reports to the Fund’s shareholders, and generally overseeing the payment of the Fund’s expenses and the performance of administrative and professional services rendered to the Fund by others. FS Credit Income Advisor is required to allocate the cost of such services to the Fund based on factors such as assets, revenues, time allocations and/or other methods.

47

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

The Board reviews the methodology employed in determining how the expenses are allocated to the Fund and the proposed allocation of the administrative expenses among the Fund and certain affiliates of FS Credit Income Advisor. The Board then assesses the reasonableness of such reimbursements for expenses allocated to the Fund based on the breadth, depth and quality of such services as compared to the estimated cost to the Fund of obtaining similar services from third-party service providers known to be available. In addition, the Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Board, among other things, compares the total amount paid to FS Credit Income Advisor for such services as a percentage of the Fund’s net assets to the same ratios reported by other comparable investment companies. The Fund will not reimburse FS Credit Income Advisor for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of FS Credit Income Advisor.

Reimbursements of administrative expenses to FS Credit Income Advisor are subject to the terms of the Administration Agreement and the applicable expense limitation, and the GoldenTree Sub-Advisor has agreed, pursuant to the Sub-Advisory Agreement, to defer amounts owed to it for certain administrative services during periods in which FS Credit Income Advisor is waiving expenses or making payments pursuant to the Expense Limitation Agreement. Reimbursement of administrative expenses is ultimately subject to the limitations contained in the Administration Agreement and the Expense Limitation Agreement and FS Credit Income Advisor and the GoldenTree Sub-Advisor have agreed to share such reimbursements pro rata, with priority being given to the then-oldest unreimbursed expenses.

Pursuant to the Administration Agreement, FS Credit Income Advisor will be reimbursed for the administrative services performed by it on behalf of the Fund; provided, however, that (1) such costs are reasonably allocated by FS Credit Income Advisor to the Fund on the basis of assets, revenues, time allocations and/or other method; (2) such reimbursement shall be subject to any expense limitation of the Fund in effect at the time at which such reimbursement is otherwise payable; and (3) FS Credit Income Advisor shall not be entitled to reimbursement for any expenses relating to the salaries and direct expenses of administrative personnel paid by FS Credit Income Advisor (and the Fund shall have no obligation to pay any such expenses) to the extent that certain third-party expenses incurred by the Fund, whether directly or indirectly by FS Credit Income Advisor or GoldenTree, in connection with administering the Fund’s business exceed 0.25% of the average net assets attributable to each class of shares.

FS Investments funded the Fund’s offering costs in the amount of $1,681 for the period from October 27, 2016 (Inception) through April 6, 2018. Effective April 6, 2018, FS Investments agreed to assume all of the Fund’s prior and future offering costs and will not seek reimbursement of such costs.

The following table describes the fees and expenses accrued under the Investment Advisory Agreement and the Administration Agreement during the year ended October 31, 2020:

Related Party	Source Agreement	Description	Amount
FS Credit Income Advisor	Investment Advisory Agreement	Management Fee(1)	$4,370
FS Credit Income Advisor	Administration Agreement	Administrative Services Expenses(2)	$39

(1)As of October 31, 2020, $1,267 in management fees were payable to FS Credit Income Advisor.

(2)During the year ended October 31, 2020, all of the accrued administrative services expenses related to third-party expenses.

Cross-Trades

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other funds sponsored by FS Investments in accordance with Rule 17a-7 under the 1940 Act, when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with cross-trade procedures approved by the Board. Pursuant to Rule 17a-7 and in accordance with the Fund’s cross-trade procedures, each cross-trade is effected at the current market price of the security. During the fiscal year ended October 31, 2020, the Fund engaged in cross-trade purchases of $867.

Capital Contributions by FS Investments and GoldenTree

In June 2017, pursuant to a private placement, Michael C. Forman, a principal of FS Credit Income Advisor, contributed $100 to purchase approximately 8,000 Class I common shares at $12.50 per share.

In November 2017, FS Investments, GoldenTree and their affiliates collectively purchased $19,900 of Class I Shares, in June 2018, FS Investments purchased $17,283 of Class I Shares and in September 2019, an affiliate of FS Investments purchased $20 of Class U Shares. As of October 31, 2020, the Board and individuals and entities affiliated with FS Credit Income Advisor and GoldenTree held 4,786,164 Class I Shares and 1,531 Class U Shares valued at approximately $58,822 and $19, respectively, based on the respective NAV per share on such date. FS Investments, GoldenTree, and their respective employees, partners, officers and affiliates may own

48

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

a significant percentage of the Fund’s outstanding shares for the foreseeable future. This ownership will fluctuate as other investors subscribe for shares in the Fund’s continuous public offering and any other offerings the Fund may determine to conduct in the future, and as the Fund repurchases shares pursuant to its quarterly repurchase offers. Depending on the size of this ownership at any given point in time, it is expected that these affiliates will, for the foreseeable future, either control the Fund or be in a position to exercise a significant influence on the outcome of any matter put to a vote of shareholders

Expense Limitation Agreement

Pursuant to an amended and restated expense limitation agreement, dated April 6, 2018 (the “Expense Limitation Agreement”), FS Credit Income Advisor has agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.25% per annum of the Fund’s average daily net assets attributable to the applicable class of Shares (the “Expense Limitation”). The Expense Limitation may be adjusted for other classes of shares to account for class-specific expenses. In consideration of FS Credit Income Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay FS Credit Income Advisor in the amount of any Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when FS Credit Income Advisor waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The Expense Limitation Agreement will continue indefinitely until terminated by the Board on written notice to FS Credit Income Advisor. The Expense Limitation Agreement may not be terminated by FS Credit Income Advisor. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” for a class of shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Fund’s trustees, legal expenses relating to the Fund’s registration statements (and any amendments or supplements thereto) and other filings with the SEC (whether incurred by counsel to the Fund, FS Credit Income Advisor or the GoldenTree Sub-Advisor), administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses and dividend expenses related to short sales); (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.

The specific amount of expenses waivable and/or payable by FS Credit Income Advisor pursuant to the Expense Limitation Agreement, if any, is determined at the end of each fiscal quarter. The conditional obligation of the Fund to reimburse FS Credit Income Advisor pursuant to the terms of the Expense Limitation Agreement shall survive the termination of such agreement for any reason.

Prior to April 6, 2018, and pursuant to the Fund’s previous expense limitation agreement, dated September 18, 2017 (the “2017 Expense Limitation Agreement”), FS Credit Income Advisor agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.00% per annum of the Fund’s average daily net assets attributable to the applicable class of shares for the twelve month period following October 3, 2017, the date of effectiveness of the Fund’s initial registration statement on Form N-2. For the purpose of the 2017 Expense Limitation Agreement, “ordinary operating expenses” for a class of shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.

During the year ended October 31, 2020, the Fund accrued $767 of expense reimbursements from the adviser that FS Investments has agreed to pay, all of which pertained to the Expense Limitation Agreement. Such amount may be subject to conditional reimbursement as described above.

Exemptive Relief

The Fund has been granted exemptive relief by the SEC that permits the Fund to participate in certain negotiated co-investments alongside other funds managed by FS Credit Income Advisor, GoldenTree or certain of its affiliates, subject to certain conditions, including (i) that a majority of the Board of Trustees who have no financial interest in the co-investment transaction and a majority of the Board of Trustees who are not “interested persons,” as defined in the 1940 Act, approve the co-investment and (ii) that the price, terms and conditions of the co-investment will be identical for each fund participating pursuant to the exemptive relief.

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

49

Note 5. Distributions

During the year ended October 31, 2020, the Fund declared and paid gross distributions in the amount of $0.7500 (as adjusted for the applicable share class expenses) per share in the total amount of $13,422. The timing and amount of any future distributions to shareholders are subject to applicable legal restrictions and the sole discretion of the Board.

Shareholders automatically participate in the distribution reinvestment plan (“DRP”), unless and until an election is made to withdraw from the DRP on behalf of such participating shareholder. Under the DRP, the Fund’s cash distributions to shareholders are reinvested in full and fractional shares of the same class of shares of the Fund. To the extent that shareholders reinvest their cash distributions, the Fund will use the proceeds to purchase additional common shares of the Fund. As such, a portion of the cash distributions paid by the Fund may be reinvested in additional common shares of the Fund.

The following table reflects the sources of distributions on a tax basis that the Fund paid on its common shares during the years ended October 31, 2020 and 2019:

	Year Ended October 31,
	2020		2019
Source of Distribution	Distribution Amount	Percentage	Distribution Amount	Percentage
Net investment income(1)	$12,755	95%	$9,487	100%
Short-term capital gains proceeds from the sale of assets	667	5%	—	—
Long-term capital gains proceeds from the sale of assets	—	—	19	0%
Return of capital	—	—	—	—
Total	$13,422	100%	$9,506	100%

(1)The Fund’s net investment income on a tax basis for the years ended October 31, 2020 and 2019 was $12,579 and $9,155, respectively. The determination of the tax attributes of the Fund’s distributions is made annually as of the end of the calendar year based upon the Fund’s taxable income for the calendar year and distributions paid for the calendar year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.

The Fund may make certain adjustments to the classification of net assets as a result of permanent book-to-tax differences. During the year ended October 31, 2020, the Fund made no reclassifications between accumulated earnings (deficit) and capital in excess of par value

As of October 31, 2020, the components of accumulated earnings (loss) on a tax basis were as follows:

Distributable ordinary income	$1,697
Distributable long-term capital gains	—
Net unrealized appreciation (depreciation)	(10,428)
Total	$(8,731)

The aggregate cost of the Fund’s investments for U.S. federal income tax purposes totaled $322,480 as of October 31, 2020. The difference between the Fund’s GAAP basis cost and tax basis cost is primarily due to wash sales loss deferrals and income from debt instruments recorded for tax but not for GAAP. Aggregate net unrealized appreciation (depreciation) on investments, including derivatives, on a tax basis was $(10,260), which was comprised of gross unrealized appreciation of $8,293 and gross unrealized depreciation of $18,553, as of October 31, 2020.

Note 6. Financial Instruments

The Fund trades in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts, swap contracts and written options, among others, and involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Fund is subject to foreign currency exchange rate risk, interest rate risk and credit risk in the normal course of pursuing its investment objectives. The Fund enters into cross-currency swap contracts and forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies, interest rate futures and/or swap contracts to gain or reduce exposure to fluctuations in interest rates and total return swap and credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns.

50

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. These contracts help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, are used to obtain exposure to a particular market.

Each forward foreign currency exchange contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts contains the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and the risk that counterparties are unable to fulfill their obligations under the contracts. The Fund mitigates its counterparty risk by entering into forward foreign currency exchange contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.

Cross-currency swaps are contracts in which cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps involve an agreement to exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. Periodic payments are made between the parties based on benchmark rates plus a spread, if applicable, in the two currencies.

Each cross-currency swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of cross-currency swaps contains the risk that the value of a cross-currency swap changes unfavorably due to movements in the value of the referenced foreign currencies, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations.

An interest rate futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. The Fund invests in interest rate futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge interest rate risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund takes long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk.

Upon entering into an interest rate futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Cash deposited as initial margin receivable is shown as collateral held at broker in the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as receivable (or payable) for variation margin on open futures in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Risks of entering into interest rate futures contracts include interest rate risk and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps are used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Each interest rate swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of interest rate swaps contains the risk that the value of an interest rate swap changes unfavorably due to movements in interest rates, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations. Counterparty risk is mitigated for cleared swaps by trading these instruments through a central counterparty.

51

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market with another market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Each total return swap is marked semi-monthly or more frequently and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of total return swaps contains the risk that the underlying security defaults (credit risk).

Credit default swaps are contracts in which one party makes a periodic stream of payments to another party in exchange for protection in the event of a specified credit event with respect to a specified issuer of a debt obligation. Credit events are contract specific but may include bankruptcy, failure to pay principal or interest, restructuring, obligation acceleration and repudiation or moratorium. The Fund enters into credit default swaps to manage credit risk, gain exposure to a credit in which it may otherwise invest or to enhance its returns.

If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily and is recorded as realized loss or gain. The Fund records an increase or decrease to unrealized appreciation (depreciation) on credit default swaps in an amount equal to the change in daily valuation. Upfront payments or receipts, if any, are recorded as unamortized swap premiums paid or received, respectively, and are amortized over the life of the swap contract as realized losses or gains. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation (depreciation) on credit default swaps to determine the market value of swaps. The Fund will segregate assets in the form of cash and/or liquid securities in an amount equal to any unrealized depreciation on the credit default swaps of which it is the buyer, marked-to-market on a daily basis. The Fund segregates assets in the form of cash and/or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. Credit default swaps involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

The fair value of open derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) by risk exposure as of October 31, 2020 was as follows:

Fair Value
	Asset Derivative	Liability Derivative
Foreign Currency Risk
Forward foreign currency exchange contracts	$294(1)	$475(2)
Cross-currency swaps	$191(3)	$670(4)
Interest Rate Risk
Interest rate futures	$31(5)	—
Interest rate swaps	$39(3)	$1(4)
Credit Risk
Total return debt swaps	$53(3)	$93(4)

The Fund’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on the Fund’s statement of assets and liabilities and located as follows:

(1)Unrealized appreciation on forward foreign currency exchange contracts.

(2)Unrealized depreciation on forward foreign currency exchange contracts.

(3)Unrealized appreciation on swap contracts.

(4)Unrealized depreciation on swap contracts.

(5)Receivable for variation margin on futures contracts.

52

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets or pledged by the Fund for liabilities as of October 31, 2020:

Counterparty	Derivative Assets Subject to Master Netting Agreement(1)	Derivatives Available for Offset	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)
Bank of America, N.A.	$53	$53	$—	$—	$—
BNP Paribas	$4	$4	$—	$—	$—
JPMorgan Chase Bank, N.A.	$239	$239	$—	$—	$—
State Street Bank and Trust Company	$242	$242	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement(1)	Derivatives Available for Offset	Non-cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount of Derivative Liabilities(4)
Bank of America, N.A.	$93	$53	$—	$40	$—
BNP Paribas	$21	$4	$—	$—	$17
JPMorgan Chase Bank, N.A.	$831	$239	$—	$592	$—
State Street Bank and Trust Company	$293	$242	$—	$—	$51

(1)Exchanged-traded or centrally-cleared derivatives are excluded from these reported amounts.

(2)In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(3)Net amount of derivative assets represents the net amount due from the counterparty to the Fund in the event of default.

(4)Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty in the event of default.

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on the Fund’s statement of operations by risk exposure for the year ended October 31, 2020 was as follows:

	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Currency Risk
Forward foreign currency exchange contracts	$534(1)	$(245)(2)
Cross-currency swaps	$779(3)	$(1,254)(4)
Interest Rate Risk
Interest rate futures	$(659)(5)	$(85)(6)
Interest rate swaps	$(313)(3)	$110(4)
Credit Risk
Total return debt swaps	$250(3)	$(179)(4)

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on the Fund’s Statement of Operations and located as follows:

(1)Net realized gain (loss) on forward foreign currency exchange contracts.

(2)Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

(3)Net realized gain (loss) on swap contracts.

(4)Net change in unrealized appreciation (depreciation) on swap contracts.

(5)Net realized gain (loss) on futures contracts.

(6)Net change in unrealized appreciation (depreciation) on futures contracts.

53

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

The average notional amounts of forward foreign currency exchange contracts, long futures contracts, short futures contracts, cross-currency swaps, interest rate swaps and total return debt swaps outstanding during the year ended October 31, 2020, which are indicative of the volumes of these derivative types, were $25,469, $4,137, $7,025, $32,413, $4,203 and $7,323, respectively.

Note 7. Investment Portfolio

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of October 31, 2020:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$41,781	$40,796	13%
Senior Secured Loans—Second Lien	2,791	2,006	1%
Senior Secured Bonds	65,689	64,584	21%
Unsecured Bonds	127,672	126,569	40%
Collateralized Loan Obligation (CLO) / Structured Credit	63,245	62,042	20%
Emerging Markets Debt	8,197	7,544	2%
Preferred Equity	3,446	3,680	1%
Convertible Preferred Stocks	231	115	0%
Common Equity	8,576	5,169	2%
Total	$321,628	$312,505	100%

(1)Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of October 31, 2020, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of October 31, 2020, the Fund had unfunded commitments of $2,602. Such unfunded commitments have a fair value representing unrealized appreciation (depreciation) of $(6). The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of October 31, 2020:

Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$32,756	11%
Oil & Gas	26,914	9%
EUR CLO	26,121	8%
Telecommunications	22,281	7%
Retail	16,558	5%
Media Entertainment	14,280	5%
Pharmaceuticals	13,537	4%
Electric	10,767	3%
Real Estate Investment Trusts	10,586	3%
Healthcare-Services	10,517	3%
Entertainment	10,294	3%
Diversified Financial Services	9,638	3%
Auto Manufacturers	8,645	3%
Pipelines	8,449	3%

54

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 7. Investment Portfolio (continued)

Industry Classification (continued)	Fair Value	Percentage of Portfolio
Internet	$7,612	3%
Municipal	7,082	2%
Chemicals	7,075	2%
Commercial Banks	6,419	2%
Commercial Services	6,320	2%
Food	6,185	2%
Software	5,472	2%
Lodging	4,795	2%
Leisure Time	4,598	2%
Other	35,604	11%
Total	$312,505	100%

Purchases and sales of securities during the year ended October 31, 2020, other than short-term securities and U.S. government obligations, were $501,047 and $424,677, respectively.

Note 8. Fair Value of Financial Instruments

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of October 31, 2020, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$37,998	$2,798	$40,796
Senior Secured Loans—Second Lien	—	1,312	694	2,006
Senior Secured Bonds	—	64,584	—	64,584
Unsecured Bonds	—	125,740	829	126,569
Collateralized Loan Obligation (CLO) / Structured Credit	—	59,567	2,475	62,042
Emerging Markets Debt	—	7,544	—	7,544
Preferred Equity	3,472	—	208	3,680
Convertible Preferred Stocks	115	—	—	115
Common Equity	4,637	5	527	5,169
Total Investments	8,224	296,750	7,531	312,505
Forward Foreign Currency Exchange Contracts	—	294	—	294
Interest Rate Futures	31	—	—	31
Cross-Currency Swaps	—	191	—	191
Interest Rate Swaps	—	39	—	39
Total Return Debt Swaps	—	—	53	53
Total Assets	$8,255	$297,274	$7,584	$313,113

55

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$(475)	$—	$(475)
Cross-Currency Swaps	—	(670)	—	(670)
Interest Rate Swaps	—	(1)	—	(1)
Total Return Debt Swaps	—	—	(93)	(93)
Total Liabilities	$—	$(1,146)	$(93)	$(1,239)

The Fund’s investments consist primarily of debt securities that are traded on a private over-the-counter market for institutional investors. Except as described below, the Fund values its investments daily by using the mid-point of the prevailing bid and ask prices from dealers, which are provided by an independent third-party pricing service approved by the Board and screened for validity by such service. Investments and futures that are traded on an active public market are valued daily at their closing price. Forward foreign currency exchange contracts and swaps are valued at their quoted daily prices obtained from an independent third party. Debt investments where prices from dealers are not available are valued using broker quotes. Debt investments for which broker quotes are not available would be valued by an independent third-party valuation firm approved by the Board, which determines the fair value of such investments by considering, among other factors, the borrower’s ability to adequately service its debt, prevailing interest rates for like investments, expected cash flows, call features, anticipated prepayments and other relevant terms of the investments. Investments that are traded on an active public market are valued at their closing price as of the date of the financial statements and are classified as Level 1 within the fair value hierarchy. Except as described above, the Fund’s preferred stock investment is also valued by the same independent valuation firm, which determines the fair value of such investments by considering, among other factors, contractual rights ascribed to such investments, as well as various income scenarios and multiples of EBITDA, cash flows, net income, revenues or, in limited instances, book value or liquidation value.

The Fund periodically benchmarks the bid and ask prices it receives from the independent third-party pricing service and/or dealers, as applicable, against the actual prices at which it purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Fund’s management in purchasing and selling these investments in other investment funds managed by the sponsor, the Fund believes that these prices are reliable indicators of fair value. The Fund may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Fund purchases and sells its investments. The Fund’s audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Fund’s valuation policy.

The following is a reconciliation for the year ended October 31, 2020 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans— First Lien	Senior Secured Loans— Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO)/ Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of year	$—	$1,900	$852	$2,370	$204	$—	$5,326
Accretion of discount (amortization of premium)	—	4	—	—	—	—	4
Realized gain (loss)	—	2	—	(242)	—	—	(240)
Net change in unrealized appreciation (depreciation)	—	(6)	(23)	23	4	26	24
Purchases	2,798	694	—	941	—	501	4,934
Sales	—	(1,900)	—	(617)	—	—	(2,517)
Net transfers in or out of Level 3	—	—	—	—	—	—	—
Fair value at end of year	$2,798	$694	$829	$2,475	$208	$527	$7,531
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$—	$—	$(23)	$39	$4	$26	$46

56

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

The following is a reconciliation for the year ended October 31, 2020 of the total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:

Fair value at beginning of year	$139
Accretion of discount (amortization of premium)	—
Net realized gain (loss)	250
Net change in unrealized appreciation (depreciation)	(179)
Sales and repayments	(250)
Net transfers in or out of Level 3	—
Fair value at end of year	$(40)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to the total return debt swaps still held at the reporting date	$(179)

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements as of October 31, 2020 are as follows:

Type of Investment	Fair Value at October 31, 2020	Valuation Technique(1)	Unobservable Input	Range	Weighted Average
Senior Secured Loans - First Lien	$2,500	Market Comparables	Market Yield (%)	7.5% - 9.5%	8.5%
	298	Cost
Senior Secured Loans - Second Lien	694	Cost
Unsecured Bonds	829	Market Comparables	EBITDA Multiples (x)	6.5x - 7.5x	7.0x
			Market Yield (%)	9.1% - 10.3%	9.7%
CLO/Structured Credit	2,198	Discounted Cash Flow	Discount Rate (%)	5.0% - 6.6%	5.8%
	277	Cost
Preferred Equity	208	Market Comparables	EBITDA Multiples (x)	10.0x - 12.5x	11.3x
			Market Yield (%)	10.3% - 11.7%	11.0%
Common Equity	522	Market Comparables	EBITDA Multiples (x)	7.5x - 8.0x	7.8x
	5	Option Valuation Model	Volatility (%)	40.0% - 40.0%	40.0%
	—	Cost
Total	$7,531
Total Return Debt Swaps	$(40)	Market Comparables	Market Yield (%)	2.3% - 5.0%	3.8%

(1)For investments using a market comparables valuation technique, a significant increase (decrease) in the market yield, in isolation, would result in a significantly lower (higher) fair value measurement, and a significant increase (decrease) in any of the valuation multiples, in isolation, would result in a significantly higher (lower) fair value measurement. Investments valued using an EBITDA multiple or a revenue multiple pursuant to the market comparables valuation technique may be conducted using an enterprise valuation waterfall analysis. For investments utilizing a discounted cash flow valuation technique, a significant increase (decrease) in the discount rate, in isolation, would result in a significantly lower (higher) fair value measurement. For investments utilizing an option valuation model valuation technique, a significant increase (decrease) in the volatility, in isolation, would result in a significantly higher (lower) fair value measurement.

Note 9. Financing Arrangement

The following table presents summary information with respect to the Fund’s financing arrangement as of October 31, 2020:

Arrangement	Type of Arrangement	Rate	Amount Outstanding	Amount Available	Maturity Date
BNP Facility	Revolving Prime Brokerage	L+1.00%	$65,987	$46,674(1)	April 28, 2021(2)

(1)The amount available under the BNP Facility is calculated based on the value of the pledged collateral, rather than BNP Paribas’ commitment. As explained below, the Fund may borrow amounts in excess of BNP Paribas’ commitment, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for additional borrowings.

(2)As described below, the BNP Facility generally is terminable upon 179 days’ notice by either party. As of October 31, 2020, neither the Fund nor BNP Paribas had provided notice of its intent to terminate the facility.

57

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 9. Financing Arrangement (continued)

BNP Facility

On October 25, 2017, and effective November 1, 2017, the Fund entered into a committed facility arrangement (the “BNP Facility”) with BNP Paribas Prime Brokerage International, Ltd. (together with its affiliates “BNP Paribas”). The BNP Facility provides for borrowings in U.S. dollars and certain agreed upon foreign currencies. The Fund may borrow on an uncommitted basis, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for such borrowings. The Fund may also borrow on a committed basis up to an aggregate principal amount equal to the average outstanding balance over the past ten business days.

The Fund may terminate the BNP facility at any time upon written notice to BNP Paribas. Absent a default or facility termination event (or the ratings decline described in the following sentence), BNP Paribas is required to provide the Fund with 179 days’ written notice prior to terminating or materially amending the BNP Facility. BNP Paribas has a cancellation right if BNP Paribas’ long-term credit rating declines three or more notches below its highest rating by any of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch IBCA, Inc. during the term of the BNP Facility. Upon any such termination, BNP Paribas is required to pay the Fund a fee equal to 1.00% of the maximum amount of financing available on the termination date.

Under the BNP Facility, borrowings bear interest at the rate of one-month London Interbank Offered Rate (“LIBOR”) (or the relevant reference rate for any foreign currency borrowings) plus 1.00% per annum. Interest is payable monthly in arrears or may be capitalized on the principal balance as additional cash borrowing.

Under the BNP Facility, the Fund has made certain representations and warranties and is required to comply with various covenants, reporting requirements and other requirements customary for facilities of this type. The value of securities required to be pledged by the Fund is determined in accordance with the margin requirements described in the BNP Facility agreements. The BNP Facility agreements contain the following events of default and termination events customary for similar financing transactions.

The Fund’s obligations under the BNP Facility are secured by a first priority security interest in the Fund’s assets held at certain specified custody accounts.

The carrying amount outstanding under the BNP Facility approximates its fair value. For the year ended October 31, 2020, the total interest expense for the BNP Facility was $778.

For the year ended October 31, 2020, the cash paid for interest expense, average borrowings, effective interest rate and weighted average interest rate for the BNP Facility were as follows:

Cash paid for interest expense(1)	$814
Average borrowings	$42,820
Effective interest rate on borrowings at October 31, 2020	1.14%
Weighted average interest rate	1.82%

(1)Interest under the BNP Facility is payable monthly in arrears or may be capitalized on the principal balance as additional cash borrowing.

Note 10. Concentration of Risk

Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Types of Investments and Related Risks” in the Fund’s prospectus and the Fund’s other filings with the SEC.

Credit Risk: The Fund’s debt investments are subject to the risk of non-payment of scheduled interest or principal by the borrowers with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.

Although the Fund may invest in investments that FS Credit Income Advisor and GoldenTree believe are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Fund. Moreover, the Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated. The Fund’s right to payment and its security interest, if any, may be subordinated to the payment

58

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

rights and security interests of more senior creditors. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a portfolio company’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.

Non-U.S. Securities Risk: Investments in certain securities and other instruments of non-U.S. issuers or borrowers (“non-U.S. securities”), involve factors not typically associated with investing in the United States or other developed countries, including, but not limited to, risks relating to: (i) differences between U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital, possibly requiring government approval; expropriation or confiscatory taxation; other government restrictions by the United States or other governments; higher rates of inflation; higher transaction costs; and reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; and (iv) the possible imposition of local taxes on income and gains recognized with respect to securities and assets. Certain non-U.S. markets may rely heavily on particular industries or non-U.S. capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. International trade barriers or economic sanctions against non-U.S. countries, organizations, entities and/or individuals may adversely affect the Fund’s non-U.S. holdings or exposures. Certain non-U.S. investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain non U.S. investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. The risks of investments in emerging markets, including the risks described above, are usually greater than the risks involved in investing in more developed markets. Because non-U.S. securities may trade on days when the Fund’s common shares are not priced, NAV may change at times when common shares cannot be sold.

Foreign Currency Risk: Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments and the amount of distributions, if any, made by the Fund. In addition, the Fund may incur substantial costs in converting investment proceeds from one currency to another. The Fund may enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests may be subject to risks relating to changes in currency values. If a portfolio company suffers adverse consequences as a result of such changes, the Fund may also be adversely affected as a result.

Collateralized Loan Obligation (“CLO”) Securities Risk: The Fund will invest in CLO securities issued by CLOs that principally invest in senior loans (typically, 80% or more of their assets), diversified by industry and borrower. It is also possible that the underlying obligations of CLOs in which the Fund invests will include (i) subordinated loans, (ii) debt tranches of other CLOs, and (iii) equity securities incidental to investments in senior loans. Holders of such securities are subject to a number of risks, including the credit, liquidity, counterparty and other market and asset specific risks.

CLOs are generally backed by an asset or a pool of assets (often senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. Holders of structured products bear the risks, including credit risk, of the underlying investments, index or reference obligation and are subject to prepayment and counterparty risks. Most CLOs are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The Fund primarily invests in CLOs categorized as the mezzanine tranche, which are made in companies with capital structures having indebtedness ranking ahead of the CLOs.

59

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

CLO securities are typically privately offered and sold and may be thinly traded or have a limited trading market. As a result, investments in CLO securities may be characterized by the Fund as illiquid securities. In addition to the general risks associated with debt securities discussed above, CLOs carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; and (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches of the CLOs as discussed above. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.

Derivatives Risk: The Fund may use derivative instruments including, in particular, swaps (including, total return swaps), synthetic CLOs, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, these derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Fund to various risks, including counterparty risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk and regulatory risk.

Furthermore, the Fund’s ability to successfully use derivatives depends on FS Credit Income Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. Additionally, segregated liquid assets, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to the Fund for investment purposes.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. The Fund will be required to implement and comply with new Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Rule 144A Securities Risk: The Fund may purchase certain securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933 for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board. Because it is not possible to predict with certainty how the market for Rule 144A Securities will develop, the Board directs FS Credit Income Advisor to carefully monitor the Fund’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund’s investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

Pandemic Risk: The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the market place, including stock market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact

60

FS Credit Income Fund

Notes to Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and a shareholder’s investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

To satisfy any shareholder repurchase requests during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Fund may be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value.

The Fund and its investment adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its advisers and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s advisers rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates. Certain of those policy changes are being implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of efforts undertaken by the U.S. Federal Reserve to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. The duration of the COVID-19 outbreak and its full impacts are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is expected to exceed 100% going forward under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

Note 11. Commitments and Contingencies

The Fund enters into contracts that contain a variety of indemnification provisions. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management of FS Credit Income Advisor has reviewed the Fund’s existing contracts and expects the risk of loss to the Fund to be remote.

The Fund is not currently subject to any material legal proceedings and, to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Fund becomes party to such proceedings, the Fund would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.

See Note 4 for a discussion of the Fund’s commitments to FS Credit Income Advisor, GoldenTree and their respective affiliates (including FS Investments) resulting from the expense limitation agreements.

61

Supplemental Information (Unaudited)

Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure

The Fund has not had any changes in its independent registered public accounting firm or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.

Board of Trustees

Information regarding the members of the Board is set forth below. The trustees have been divided into two groups—interested trustees and independent trustees. The address for each trustee is c/o FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112. As set forth in the Fund’s amended and restated declaration of trust, each trustee’s term of office shall continue until his or her death, resignation or removal.

Name	Age	Trustee Since	Title	Principal Occupation(s) During the Past Five Years	Number of Registered Investment Companies in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Michael C. Forman(1)	59	October 2016	Chairman	Chairman and Chief Executive Officer of FS Investments	9

FS Multi-Alternative Income Fund (since 2018); FS Series Trust (since 2016); FS Credit Real Estate Income Trust, Inc. (since 2016); FS Global Credit Opportunities Fund (since 2013 and including its affiliated feeder funds); FS KKR Capital Corp. II (formerly FS Investment Corporation II) (since 2011); FS Energy and Power Fund (since 2010); and FS KKR Capital Corp. (since 2007)

Steven Shapiro(2)	53	September 2017	Trustee	Partner and Executive Committee Member of GoldenTree Asset Management	1	None
Independent Trustees
Holly E. Flanagan	49	September 2017	Trustee	Managing Director of Gabriel Investments (since 2013)	2	FS Multi-Alternative Income Fund (since 2018)
Brian R. Ford	72	September 2017	Trustee	Partner of Ernst & Young LLP (1971−2008)	2

FS KKR Capital Corp. (since 2018); FS KKR Capital Corp. II (formerly FS Investment Corporation II) (since 2018); FS Multi-Alternative Income Fund (since 2018); and Clearway Energy Inc. (formerly NRG Yield, Inc.) (since 2013)

Daniel J. Hilferty, III	64	March 2019	Trustee	Chief Executive Officer of Independence Health Group (since 2010)	2	FS Multi-Alternative Income Fund (since 2019); and Essential Utilities, Inc. (formerly Aqua America Inc.) (since 2017)

*The “Fund Complex” consists of the Fund, FS Series Trust, FS Multi-Alternative Income Fund and FS Global Credit Opportunities Fund (and its affiliated feeder funds).

(1)Mr. Forman is deemed to be an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act, due to his role as a controlling person of FS Credit Income Advisor.

(2)Mr. Shapiro is deemed to be an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act, due to his role as a partner and executive committee member of the parent company to GoldenTree Asset Management Credit Advisor LLC, the investment sub-adviser to the Fund.

62

Supplemental Information (Unaudited) (continued)

Executive Officers

Information regarding the executive officers of the Fund is set forth below. The address for each executive officer is c/o FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112.

Name	Age	Position Held with Registrant	Length of Time Served	Principal Occupation(s) During the Past Five Years
Michael C. Forman	59	Chairman, Chief Executive Officer & President	Since 2016	Chairman and Chief Executive Officer, FS Investments
Edward T. Gallivan, Jr.	58	Chief Financial Officer & Treasurer	Since 2017

Chief Financial Officer, FS Energy and Power Fund, FS Multi-Alternative Income Fund, FS Energy Total Return Fund, FS Global Credit Opportunities Fund and its affiliated feeder funds, FS Credit Real Estate Income Trust, Inc.

Stephen S. Sypherd	43	General Counsel & Secretary	Since 2016	General Counsel, FS Investments
James F. Volk	58	Chief Compliance Officer	Since 2016	Managing Director, Fund Compliance, FS Investments

Statement of Additional Information

The Fund’s statement of additional information contains additional information regarding the Fund’s trustees and executive officers and is available upon request and without charge by calling the Fund collect at 215-495-1150 or by accessing the Fund’s “SEC Filings” page on FS Investments’ website at www.fsinvestments.com.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

The Fund has delegated its proxy voting responsibility to FS Credit Income Advisor, the Fund’s investment adviser. In addition, FS Credit Income Advisor has delegated the responsibilities of voting and administering proxies received by the Fund to the GoldenTree Sub-Adviser, the investment sub-adviser to the Fund. Shareholders may obtain a copy of the proxy voting policies and procedures of FS Credit Income Advisor and the GoldenTree Sub-Adviser upon request and without charge by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the GoldenTree Sub-Adviser voted proxies relating to the Fund’s portfolio securities during the most recent twelve-month period ended June 30 is available upon request and without charge by making a written request to the Fund’s Chief Compliance Officer at FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.

www.fsinvestments.com

© 2020 FS Investments

AR20-CIF
QES

Item 2. Code of Ethics.

(a)The registrant has adopted a Code of Business Conduct and Ethics (as amended, the “Code of Ethics”) that applies to all officers, trustees, directors and employees of the Fund and FS Credit Income Advisor, LLC (“FS Credit Income Advisor”), the investment adviser to the Fund, including the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller and persons performing similar functions.

(b)Not applicable.

(c)On June 16, 2020, the Board adopted an amended Code of Ethics, which was amended to reflect a change to FS Investments’ personal securities transactions policy. A copy of the Code of Ethics is included herein as exhibit (a)(1) and also is available on the Fund’s “Corporate Governance” page of FS Investments’ website at www.fsinvestments.com.

(d)During the period covered by the Annual Report included in Item 1 of this Form N-CSR, the Fund did not grant any waivers, explicit or implicit, from a provision of the Code of Ethics to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The amendments reflected in the Code of Ethics and discussed above did not relate to or result in any waiver, explicit or implicit, of any provision of the Fund’s previous Code of Business Conduct and Ethics.

(3)Not applicable.

(f)A copy of the Code of Ethics is included herein as Exhibit (a)(1) and also is available on the Fund’s “Corporate Governance” page on FS Investments’ website at www.fsinvestments.com.

Item 3. Audit Committee Financial Expert.

(a)(1)The Board has determined that the Fund has at least one “audit committee financial expert” serving on the audit committee of the Board (the “Audit Committee”), as such term is defined for purposes of Item 3 of Form N-CSR.

(a)(2)The Board has determined that Brian R. Ford is an “audit committee financial expert” and is “independent,” as such terms are defined for purposes of Item 3 of Form N CSR.

(a)(3)Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)Audit Fees. The aggregate fees billed to the Fund for the fiscal years ended October 31, 2020 and 2019 for professional services rendered by Ernst & Young LLP, the Fund’s independent registered public accounting firm (“Ernst & Young”), for the audit of the Fund’s annual financial statements and services that are normally provided by Ernst & Young in connection with statutory and regulatory filings or engagements were $110,000 and $110,000, respectively.

(b)Audit-Related Fees. The aggregate fees billed to the Fund for the fiscal years ended October 31, 2020 and 2019 for assurance and related services by Ernst & Young that were reasonably related to the performance of the audit of the Fund’s financial statements and not reported in Item 4(a) above were $6,000 and $3,000, respectively. Audit-related fees for the fiscal years ended October 31, 2020 and 2019 represent fees billed for services provided in connection with consent letter procedures performed.

(c)Tax Fees. The aggregate fees billed to the Fund for the fiscal years ended October 31, 2020 and 2019 for professional services rendered by Ernst & Young for tax compliance, tax advice and tax planning were $18,000 and $21,316, respectively. Tax fees for the fiscal years ended October 31, 2020 and 2019 represent fees billed for tax compliance services provided in connection with the review of the Fund’s tax returns.

(d)All Other Fees. No fees were billed to the Fund for the fiscal years ended October 31, 2020 and 2019 for products and services provided by Ernst & Young, other than the services reported in Items 4(a) through (c) above.

(e) Audit Committee Pre-Approval Policies and Procedures.

(1)The Audit Committee has adopted, and the Board has approved, a Policy on Pre-Approval of Audit and Non-Audit Services (the “Policy”), which is intended to comply with Rule 2-01 of Regulation S-X and sets forth guidelines and procedures to be followed by the Fund when retaining an auditor to perform audit, audit-related, tax and other services for the Fund. The Policy permits such services to be pre-approved by the Audit Committee pursuant to either a general pre-approval or specific pre-approval. Unless a type of service provided by the auditor has received general pre-approval, it requires specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels require specific pre-approval by the Audit Committee.

(2)All services described in paragraphs (b) and (c) of this Item 4 were pre-approved before the engagement by the Audit Committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)Not applicable.

(g)The aggregate non-audit fees billed by Ernst & Young for services rendered to the Fund, FS Credit Income Advisor and any entity controlling, controlled by or under common control with FS Credit Income Advisor that provides ongoing services to the Fund for the fiscal years ended October 31, 2020 and 2019 were $24,000 and $24,316, respectively.

(h)Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

The Fund’s schedule of investments as of October 31, 2020 is included as part of the Annual Report included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund has delegated its proxy voting responsibility to FS Credit Income Advisor, pursuant to the proxy voting policies and procedures of FS Credit Income Advisor. In addition, FS Credit Income Advisor has delegated the responsibilities of voting and administering proxies received by the Fund to GoldenTree Asset Management Credit Advisor LLC (the “GoldenTree Sub-Adviser”), the investment sub-adviser to the Fund. FS Credit Income Advisor’s proxy voting policies and procedures are included herein as Exhibit (a)(5). The proxy voting policies and procedures of the GoldenTree Sub-Adviser are described below.

Proxy Policies of the GoldenTree Sub-Adviser

As an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act”), the GoldenTree Sub-Adviser has a fiduciary duty to act in the best interests of its clients. These policies and procedures for voting proxies for the investment advisory clients of the GoldenTree Sub-Adviser are intended to comply with Section 206 of, and Rule 206(4)-6 under, the Advisers Act.

The GoldenTree Sub-Adviser will vote proxies relating to the Fund’s assets that it manages in a manner that it believes to be in the best interest of the Fund’s shareholders.

Vote decisions are made after the GoldenTree Sub-Adviser considers recommendations made by its proxy voting service, Institutional Shareholder Services, Inc. (“ISS”), as applicable, and after considering how best to cast the vote such that its clients’ best interests are served. It is possible that the best interests of different clients of the GoldenTree Sub-Adviser, including the Fund, may not always be aligned. While the GoldenTree Sub-Adviser will seek to act in a manner it reasonably believes to be equitable to all clients under the circumstances, it may take certain actions for some clients that could have an adverse effect on other clients. Accordingly, absent in the opinion of the GoldenTree Sub-Adviser, special circumstances existing where a voting item could potentially have a material conflict/adverse effect on a Fund investment (in which case, such matters would be submitted for FS Credit Income Advisor, LLC’s review and input), normal course voting matters would be determined by the GoldenTree Sub-Adviser. In exercising voting discretion on behalf of its clients and in instances where the GoldenTree Sub-Adviser departs from an ISS recommendation, the GoldenTree Sub-Adviser will seek to avoid any direct or indirect conflict of interest.

Shareholders may obtain information regarding how the GoldenTree Sub-Adviser votes proxies with respect to the Fund’s portfolio securities by making a written request for proxy voting information to: Chief Compliance Officer, c/o FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Information regarding the portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio as of the date hereof is set forth below. Messrs. Kelly, Picard and Miller have served as portfolio managers since the Fund’s inception. Mr. Hoffman has served as a portfolio manager since July 2020.

Michael Kelly serves as Co-President and Chief Investment Officer of FS Investments and has been with FS Investments since January 2015. Mr. Kelly shares oversight of firm strategy and leads the Investment Management, Product Development, Capital Markets, Due Diligence, and Investment Research functions. Before joining FS Investments, Mr. Kelly was the Chief Executive Officer of ORIX USA Asset Management (“ORIX”), where he led the company’s acquisition of Robeco, a $250 billion global asset management company and the largest acquisition in ORIX’s 50-year history. Mr. Kelly started his career on Wall Street at Salomon Brothers and went on to join hedge fund pioneers Omega Advisors and Tiger Management. Mr. Kelly then helped build and lead the hedge fund firm, FrontPoint Partners, where he first served as Chief Investment Officer and eventually Co-Chief Executive Officer. Mr. Kelly is a graduate of Cornell University and earned his M.B.A. at Stanford University. Mr. Kelly is a Board Member of Invest in Others, a Co-Founder and Board Member of the Spotlight Foundation, and Trustee of the Tiger Foundation. He has also served as a trustee of the Stanford Business School Trust.

Daniel Picard currently serves as Head of Product Development and Due Diligence and has been with FS Investments since June 2012. He is responsible for researching, designing and launching new alternative investment offerings as well as onboarding new products with FS’s broker-dealer partners and RIAs. Before joining the Product Development team, Mr. Picard worked in the firm’s Product Strategy group, where he produced education, research and marketing content for financial advisors. Prior to FS Investments, Mr. Picard was a Vice President at Barclays Capital, where he worked for five years as a trader of leveraged loans and loan credit derivatives. Prior to Barclays, he spent three years at Citi, working first as a corporate banking analyst in Citi’s energy group in Houston and then as a fixed income analyst in Citi’s project finance group in New York. Mr. Picard graduated with honors from Trinity College where he received his BA in Economics.

Kenneth G. Miller has served in various capacities for FS Investments and its affiliated investment advisers since February 2009. He currently serves as Managing Director and Head of Finance, primarily responsible for the financial planning and analysis function at FS Investments. Before joining the Finance team, Mr. Miller worked in the firm’s Portfolio Management group, where he focused on portfolio management and fund operations. Prior to joining FS Investments, Mr. Miller was an analyst in the mergers and acquisitions group within Citigroup’s Investment Banking division. He earned a B.S. in Finance from Rutgers University and holds the CFA Institute’s Chartered Financial Analyst designation.

Robert Hoffman is a Managing Director and Head of the Investment Research group at FS Investments, where he serves as a subject matter expert on the corporate credit markets and the firm’s alternative investment solutions. In this role he develops key communications and resources to help educate on and position the firm’s products. He also serves on the investment committee for FS Global Credit Opportunities Fund. Mr. Hoffman has over 20 years of experience in the investment and financial services industry and has been with FS Investments since 2012. Prior to joining FS Investments, he was an Executive Director at Nomura Corporate Research and Asset Management, Inc., an asset management firm with approximately $20 billion in assets under management. At Nomura, he was responsible for loan portfolio management and trading, and he and his team managed nearly $3 billion in loan assets for retail and institutional clients. Prior to becoming a portfolio manager, he was a senior credit analyst focusing primarily on first- and second-lien corporate loan issues. He covered a range of sectors including energy and gas, utilities, healthcare, chemicals, technology, autos and industrials. Mr. Hoffman is a Chartered Financial Analyst. He graduated from Columbia University with a BA in Political Science.

(a)(2) The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of October 31, 2020: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager; (ii) the total assets of such companies, vehicles and accounts; and (iii) the number and total assets of such companies, vehicles and accounts that are subject to an advisory fee based on performance, unless otherwise noted:

	Number of Accounts	Assets of Accounts (in thousands)(1)	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee (in thousands)(1)
Michael Kelly
Registered Investment Companies	8	$250,287	—	—
Other Pooled Investment Vehicles	4	$17,965,848	4	$17,965,848
Other Accounts	—	—	—	—

Daniel J. Picard
Registered Investment Companies	2	$58,946	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	—	—	—	—

Kenneth G. Miller
Registered Investment Companies	—	—	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	—	—	—	—

Robert Hoffman
Registered Investment Companies	1	$2,040,342	1	$2,040,342
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	—	—	—	—

(1) The assets for the accounts with fiscal year ends of December 31 represent assets as of September 30, 2020. Certain of the assets for the accounts within FS Series Trust represented net assets.

Potential Conflicts of Interest

FS Credit Income Advisor, GoldenTree Asset Management LP (“GoldenTree”) and certain of their affiliates may experience conflicts of interest in connection with the management of the Fund, including, but not limited to, the following:

•The managers, officers and other personnel of FS Credit Income Advisor allocate their time, as they deem appropriate, between advising the Fund and managing and operating other investment activities and business activities in which they may be involved;

•The personnel of GoldenTree allocate their time, as they deem appropriate, between assisting FS Credit Income Advisor in identifying investment opportunities and making investment decisions and performing similar functions for other business activities in which they may be involved;

•The principals of FS Credit Income Advisor or the GoldenTree Sub-Adviser may serve as officers, paid advisors, directors or in comparable management functions for portfolio companies in which the Fund invests, and may receive compensation in connection therewith;

•The Fund may now, or in the future, compete with certain affiliates for investments, subjecting FS Credit Income Advisor and its affiliates to certain conflicts of interest in evaluating the suitability of investment opportunities and making or recommending investments on the Fund’s behalf;

•The Fund may now, or in the future, compete with other funds or clients managed or advised by GoldenTree or affiliates of GoldenTree for investment opportunities, subjecting GoldenTree and its affiliates to certain conflicts of interest in evaluating the suitability of investment opportunities and making or recommending acquisitions on the Fund’s behalf;

•FS Credit Income Advisor or GoldenTree are subject to conflicts of interest because of the varying compensation arrangements among their respective clients. For example, the Fund is not subject to incentive fees while certain other funds of FS Credit Income Advisor or GoldenTree are, which could incentivize FS Credit Income Advisor or GoldenTree to favor such funds over the Fund when allocating investments;

•GoldenTree also has an interest in an entity that it has retained to provide various services for clients in its structured products group, which includes the Fund, and the Fund pays its portion of the expenses for these services. Specifically, GoldenTree, through an affiliated entity, has acquired a 20% membership interest in Clarity Solutions Group LLC, the remaining 80% of which is controlled by a former employee of GoldenTree;

•Subject to applicable law, GoldenTree and its affiliates may now, or in the future, acquire, hold or sell securities in which the Fund invests;

•Regardless of the quality of the assets acquired by the Fund, the services provided to the Fund or whether the Fund makes distributions to Shareholders, FS Credit Income Advisor and the GoldenTree Sub-Adviser will receive the management fee in connection with the management of the Fund’s portfolio;

•From time to time, to the extent consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations promulgated thereunder, the Fund and other clients for which FS Credit Income Advisor or GoldenTree provides investment management services or carry on investment activities may make investments at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities, as may be permitted by law and subject to compliance with appropriate procedures. These investments give rise to inherent conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by the Fund and such other clients and may make certain investment opportunities, which might otherwise be desirable, unavailable or impractical even if appropriate procedures are in place. Additionally, investment at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities by the Fund and other clients of FS Credit Income Advisor or GoldenTree may result in FS Credit Income Advisor or GoldenTree coming into possession of confidential or material, non-public information that would limit the ability of the Fund to acquire or dispose of investments (or of GoldenTree to recommend to FS Credit Income Advisor the acquisition or disposition of an investment), even if such acquisition or disposition would otherwise be desirable. This could constrain the Fund’s investment flexibility and result in the Fund being unable or restricted from initiating transactions in certain securities or liquidating or selling certain investments at a time when FS Credit Income Advisor or GoldenTree would otherwise take an action;

•FS Credit Income Advisor, GoldenTree and their respective affiliates may give advice and recommend securities to other clients, family or friends, in accordance with the investment objectives and strategies of such other clients, family or friends, which may differ from advice given to, or the timing or nature of the action taken with respect to, the Fund so long as it is their policy, to the extent practicable, to recommend for allocation and/or allocate investment opportunities to the Fund on a fair and equitable basis relative to their other clients, family and friends, even though their investment objectives may overlap with those of the Fund;

•GoldenTree and its affiliates may have existing business relationships or access to material non-public information that would prevent GoldenTree from recommending, considering or consummating certain investment opportunities (including a disposition of an existing investment) that would otherwise fit within the Fund’s investment objective and strategies. Similarly, FS Credit Income Advisor and its affiliates may have existing business relationships or access to material non-public information that would prevent it from considering, approving or consummating an investment opportunity (including a disposition of an existing investment) that would otherwise fit within the Fund’s investment objective and strategies. This could constrain the Fund’s investment flexibility and result in the Fund being unable or restricted from initiating transactions in certain securities or liquidating or selling certain investments at a time when FS Credit Income Advisor or GoldenTree would otherwise take such an action;

•To the extent permitted by the 1940 Act and interpretations of the staff of the U.S. Securities and Exchange Commission (“SEC”), and subject to the allocation policies of FS Credit Income Advisor, GoldenTree and any of their respective affiliates, as applicable, FS Credit Income Advisor, GoldenTree and any of their respective affiliates may deem it appropriate for the Fund and one or more other investment accounts managed by FS Credit Income Advisor, GoldenTree or any of their respective affiliates to participate in an investment opportunity. The Fund has been granted exemptive relief by the SEC that permits the Fund to participate in certain negotiated co-investments alongside other funds managed by FS Credit Income Advisor, GoldenTree or certain of its affiliates, subject to certain conditions, including (i) that a majority of the Board who have no financial interest in the co-investment transaction and a majority of the Board who are not “interested persons,” as defined in the 1940 Act, approve the co-investment and (ii) that the price, terms and conditions of the co-investment will be identical for each fund participating pursuant to the exemptive relief. A copy of the Fund’s application for exemptive relief, including all of the conditions, and the related order are available on the SEC’s website at http://www.sec.gov. Any of these co-investment opportunities may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating accounts. To mitigate these conflicts, FS Credit Income Advisor and/or GoldenTree, as applicable, will seek to execute such transactions for all of the participating investment accounts, including the Fund, on a fair and equitable basis and in accordance with their respective allocation policies, taking into account such factors as the relative amounts of capital available for new investments and the investment programs and portfolio positions of the Fund, the clients for which participation is appropriate and any other factors deemed appropriate; and

•The 1940 Act prohibits certain “joint” transactions with certain of the Fund’s affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times), without the prior approval of the SEC. If a person, directly or indirectly, acquires more than 5% of the voting securities of the Fund, FS Credit Income Advisor or GoldenTree (or either of their respective controlling entities), the Fund will be prohibited from buying any securities or other property from or selling any securities or other property to such person or certain of that person’s affiliates, or entering into joint transactions with such persons, absent the availability of an exemption or prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with its officers or trustees or their affiliates. The SEC has interpreted the 1940 Act rules governing transactions with affiliates to prohibit certain “joint transactions” involving entities that share a common investment adviser. As a result of these restrictions, the scope of investment opportunities that would otherwise be available to the Fund may be limited.

(a)(3) As of the date hereof, FS Credit Income Advisor’s investment personnel are not employed by the Fund and receive no direct compensation from the Fund in connection with their investment management activities.

Consistent with FS Investments’ integrated culture, FS Investments has one firm-wide compensation and incentive structure, which covers investment personnel who render services to the Fund on behalf of FS Credit Income Advisor. FS Investments’ compensation structure is designed to align the interests of the investment personnel serving the Fund with those of shareholders and to give everyone a direct financial incentive to ensure that all of FS Investments’ resources, knowledge and relationships are utilized to maximize risk-adjusted returns for each strategy.

Each of FS Investments’ senior executives, including each of the investment personnel who render services to the Fund on behalf of FS Credit Income Advisor receives a base salary and is eligible for a discretionary bonus.

All final compensation decisions are made by the management committee of FS Investments based on input from managers. Compensation and other incentives are not formulaic, but rather are judgment and merit driven, and are determined based on a combination of overall firm performance, individual contribution and performance and relevant market and competitive compensation practices for other businesses.

(a)(4) The following table shows the dollar range of equity securities in the Fund beneficially owned by each member of FS Credit Income Advisor’s investment committee as of October 31, 2020, based on the net asset value per Class I common share of the Fund of $12.29 on October 31, 2020.

Name of Investment Committee Member	Dollar Range of Equity Securities in the Fund(1)
Michael Kelly	Over $1,000,000
Robert Hoffman	$1 – $10,000
Kenneth G. Miller	$100,001 – $500,000
Daniel Picard	None

(1)Dollar ranges are as follows: None, $1–$10,000, $10,001–$50,000, $50,001–$100,000, $100,001–$500,000, $500,001–$1,000,000 or Over $1,000,000.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this annual report on Form N-CSR.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which the Fund’s shareholders may recommend nominees to the Fund’s board of trustees during the period covered by this annual report on Form N- CSR.

Item 11. Controls and Procedures.

(a)The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this annual report on Form N-CSR and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)Not applicable.

(b)Not applicable.

Item 13. Exhibits.

(a)(1)The Fund’s Code of Business Conduct and Ethics is included herein in response to Item 2(f).

(a)(2)The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)Not applicable.

(a)(4)Not applicable.

(a)(5) The Proxy Voting Policies and Procedures of FS Credit Income Advisor are included herein in response to Item 7.

(b)The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Credit Income Fund

By:	/s/ Michael C. Forman
Michael C. Forman
President and Chief Executive Officer
Date: December 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael C. Forman
Michael C. Forman
President and Chief Executive Officer
(Principal Executive Officer)
Date: December 23, 2020

By:	/s/ Edward T. Gallivan, Jr.
Edward T. Gallivan, Jr.
Chief Financial Officer
(Principal Financial Officer)
Date: December 23, 2020